Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	AIRMEDIA GROUP INC.
Entity Central Index Key	0001413745
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	122,112,485
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 73,634	$ 112,734
Restricted cash	8,026	6,363
Short-term investment	44,622
Accounts receivable, net of allowance for doubtful accounts of $3,288 and $4,609 as of December 31, 2011 and 2012	101,222	92,823
Prepaid concession fees	20,759	22,909
Amount due from related parties	1,310	148
Other current assets	9,788	6,627
Deferred tax assets - current	2,064	6,061
Total current assets	261,425	247,665
Property and equipment, net	45,930	56,429
Long-term investments	4,337	2,047
Long term deposits	22,307	15,042
Deferred tax assets - non-current	8,347	5,763
Acquired intangible assets, net	1,521	13,788
Goodwill		20,734
TOTAL ASSETS	343,867	361,468
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to AirMedia Group Inc. $61,697 and $71,045 as of December 31, 2011and 2012, respectively)	72,895	63,577
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to AirMedia Group Inc. $9,585 and $8,716 as of December 31, 2011 and 2012, respectively)	10,999	11,276
Deferred revenue (including deferred revenue of the consolidated variable interest entities without recourse to AirMedia Group Inc. $11,516 and $18,596 as of December 31, 2011 and 2012, respectively)	18,602	11,522
Income tax payable (including income tax payable of the consolidated variable interest entities without recourse to AirMedia Group Inc. $332 and $169 as of December 31, 2011 and 2012, respectively)	1,109	792
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entities without recourse to AirMedia Group Inc. $443 and $447 as of December 31, 2011 and 2012, respectively)	447	443
Total current liabilities	104,052	87,610
Non-current liabilities:
Deferred tax liabilities - non-current (including deferred tax liabilities - non-current of the consolidated variable interest entities without recourse to AirMedia Group Inc. $3,800 and $380 as of December 31, 2011 and 2012, respectively)	380	3,800
Total liabilities	104,432	91,410
Commitments and contingencies (Note 22 and Note 23)
Equity
Ordinary shares ($0.001 par value; 900,000,000 shares authorized in 2011 and 2012; 127,662,057 shares and 127,662,057 shares issued as of December 31, 2011 and 2012, respectively; 125,247,597 shares and 122,112,485 shares outstanding as of December 31, 2011 and 2012, respectively)	128	128
Additional paid-in capital	278,652	275,150
Treasury stock (2,414,460 and 5,549,572 shares as of December 31, 2011 and 2012, respectively)	(7,035)	(3,775)
Statutory reserves	10,144	8,049
Accumulated deficits	(72,961)	(38,138)
Accumulated other comprehensive income	32,948	30,734
Total AirMedia Group Inc.'s shareholders' equity	241,876	272,148
Noncontrolling interests	(2,441)	(2,090)
Total equity	239,435	270,058
TOTAL LIABILITIES AND EQUITY	$ 343,867	$ 361,468

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts	$ 4,609	$ 3,288
Accounts payable	72,895	63,577
Accrued expenses and other liabilities	10,999	11,276
Deferred revenue	18,602	11,522
Income tax payable	1,109	792
Amount due to related parties	447	443
Non-current deferred tax liability	380	3,800
Common stock, par value per share	$ 0.001	$ 0.001
Common stock, shares authorized	900,000,000	900,000,000
Common stock, shares issued	127,662,057	127,662,057
Common stock, shares outstanding	122,112,485	125,247,597
Treasury stock, shares	5,549,572	2,414,460
The consolidated variable interest entities without recourse to Air Media Group Inc. [Member]
Accounts payable	71,045	61,697
Accrued expenses and other liabilities	8,716	9,585
Deferred revenue	18,596	11,516
Income tax payable	169	332
Amount due to related parties	447	443
Non-current deferred tax liability	$ 380	$ 3,800

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 292,965	$ 277,821	$ 236,460
Business tax and other sales tax	(6,223)	(7,197)	(5,955)
Net revenues	286,742	270,624	230,505
Cost of revenues	250,606	244,470	197,908
Gross profit	36,136	26,154	32,597
Operating expenses:
Selling and marketing (including share-based compensation of $2,424, $1,422 and $859 in 2010, 2011 and 2012, respectively)	17,995	18,238	18,112
General and administrative (including share-based compensation of $5,547, $3,192 and $2,643 in 2010, 2011 and 2012, respectively)	21,842	22,004	24,646
Impairment of intangible assets	9,583	656	1,000
Impairment of goodwill	20,611	1,003
Total operating expenses	70,031	41,901	43,758
Loss from operations	(33,895)	(15,747)	(11,161)
Interest income	1,355	1,242	694
Gain on remeasurement of fair value of cost and equity method investments (net)			919
Other income, net	2,770	1,848	940
Loss before income taxes and share of income on equity method investments	(29,770)	(12,657)	(8,608)
Income tax benefits (expense)	(2,493)	(266)	735
Loss before share of income on equity method investments	(32,263)	(12,923)	(7,873)
Share of income on equity method investments	22	243	290
Net loss	(32,241)	(12,680)	(7,583)
Less: Net income/(loss) attributable to noncontrolling interests	487	(3,084)	(2,666)
Net loss attributable to AirMedia Group Inc.'s shareholders	$ (32,728)	$ (9,596)	$ (4,917)
Net loss attributable to AirMedia Group Inc.'s shareholders per ordinary share - basic	$ (0.26)	$ (0.07)	$ (0.04)
Net loss attributable to AirMedia Group Inc.'s shareholders per ordinary share - diluted	$ (0.26)	$ (0.07)	$ (0.04)
Weighted average shares used in calculating net loss per ordinary share - basic	124,269,245	129,537,955	131,252,115
Weighted average shares used in calculating net loss per ordinary share - diluted	124,269,245	129,537,955	131,252,115

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selling and Marketing Expense [Member]
Share-based compensation	$ 859	$ 1,422	$ 2,424
General and Administrative Expense [Member]
Share-based compensation	$ 2,643	$ 3,192	$ 5,547

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) [Abstract]
Net loss	$ (32,241)	$ (12,680)	$ (7,583)
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustment	2,144	12,327	8,471
Comprehensive income/(loss)	(30,097)	(353)	888
Less: comprehensive (loss)/income attributable to non-controlling interest	417	(3,138)	(2,604)
Comprehensive income/(loss) attributable to AirMedia Group Inc.'s shareholders	$ (30,514)	$ 2,785	$ 3,492

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Treasury stock [Member]	Statutory reserves [Member]	Retained earnings (Accumulated deficits) [Member]	Accumulated other comprehensive income [Member]	Total AirMedia Group Inc.'s shareholders' equity [Member]	Noncontrolling interests [Member]
Beginning Balance at Dec. 31, 2009	$ 266,279	$ 132	$ 268,542		$ 6,912	$ (22,488)	$ 9,944	$ 263,042	$ 3,237
Beginning Balance, shares at Dec. 31, 2009		131,179,487
Ordinary shares issued for share based compensation, shares		725,524
Ordinary shares issued for share based compensation	1,163		1,163					1,163
Treasury stock
Provision for statutory reserve					759	(759)
Stock-based compensation	7,971		7,971					7,971
Foreign currency translation adjustment	8,471						8,409	8,409	62
Net loss	(7,583)					(4,917)		(4,917)	(2,666)
Noncontrolling interest acquired in business combination of Dongding	415								415
Ending Balance at Dec. 31, 2010	276,716	132	277,676		7,671	(28,164)	18,353	275,668	1,048
Ending Balance, shares at Dec. 31, 2010		131,905,011
Ordinary shares issued for share based compensation, shares		138,416
Ordinary shares issued for share based compensation	229		229					229
Share repurchase, shares		(4,381,370)
Share repurchase	(7,373)	(4)	(7,369)					(7,373)
Treasury stock, shares		(2,414,460)
Treasury stock	(3,775)			(3,775)				(3,775)
Provision for statutory reserve					378	(378)
Stock-based compensation	4,614		4,614					4,614
Foreign currency translation adjustment	12,327						12,381	12,381	(54)
Net loss	(12,680)					(9,596)		(9,596)	(3,084)
Ending Balance at Dec. 31, 2011	270,058	128	275,150	(3,775)	8,049	(38,138)	30,734	272,148	(2,090)
Ending Balance, shares at Dec. 31, 2011		125,247,597
Ordinary shares issued for share based compensation, shares		137,166
Ordinary shares issued for share based compensation	161			161				161
Share repurchase, shares		(3,272,278)
Share repurchase	(3,421)			(3,421)				(3,421)
Treasury stock
Provision for statutory reserve					2,095	(2,095)
Stock-based compensation	3,502		3,502					3,502
Foreign currency translation adjustment	2,144						2,214	2,214	(70)
Net loss	(32,241)					(32,728)		(32,728)	487
Dividends payable to minority shareholders of Xianglong	(768)								(768)
Ending Balance at Dec. 31, 2012	$ 239,435	$ 128	$ 278,652	$ (7,035)	$ 10,144	$ (72,961)	$ 32,948	$ 241,876	$ (2,441)
Ending Balance, shares at Dec. 31, 2012		122,112,485

CONSOLIDATED STATMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (32,241)	$ (12,680)	$ (7,583)
Adjustments to reconcile net loss to net cash provided by operating activities:
Allowance for doubtful accounts	1,242	2,044	2,223
Depreciation and amortization	24,033	25,138	23,479
Share-based compensation	3,502	4,614	7,971
Share of income on equity method investments	(22)	(243)	(290)
Loss on disposal of property and equipment	1,192	4,380	518
Gain on sale/maturity of short-term investments	(2,023)	(1,040)	(511)
Gain on remeasurement of fair value of cost and equity method investment (net)			(919)
Impairment of intangible assets	9,583	656	1,000
Impairment of goodwill	20,611	1,003
Changes in assets and liabilities that provide (use) cash:
Accounts receivable	(8,609)	(28,728)	(21,089)
Prepaid concession fees	2,358	10,178	(3,894)
Other current assets	(3,147)	(3,705)	4,540
Long term deposits	(7,033)	(499)	2,815
Amount due from related parties	(1,148)	169	(302)
Accounts payable	8,269	18,734	5,534
Accrued expenses and other current liabilities	(1,397)	1,555	262
Deferred revenue	6,586	(1,805)	(702)
Deferred tax assets (liabilities), net	(1,831)	(1,319)	(3,526)
Income tax payable	305	(520)	1,100
Net cash provided by operating activities	20,230	17,932	10,626
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for acquisition of business (net of cash acquired of $212, nil and nil in 2010, 2011 and 2012, respectively)			(14,758)
Payment for contingent consideration in connection with a business combination		(2,966)	(2,415)
Purchase of property and equipment	(9,287)	(4,186)	(8,910)
Proceeds from disposal of property and equipment	127	172	137
Net amount (paid) received upon settlement of short-term investment	(42,464)	1,040	1,226
Restricted cash	(1,580)	748	(5,281)
Purchase of long-term investments	(2,223)		(367)
Loan receivable from a third party	(1,579)
Net cash used in investing activities	(57,006)	(5,192)	(30,368)
CASH FLOWS FROM FINANCING ACTIVITIES:
Share repurchase		(7,373)
Treasury stock	(3,421)	(3,775)
Dividend paid to former shareholder of subsidiaries			(1,091)
Proceed from exercises of stock options	161	229	1,163
Net cash (used in) provided by financing activities	(3,260)	(10,919)	72
Effect of exchange rate changes	936	4,408	2,421
Net (decrease)/increase in cash	(39,100)	6,229	(19,670)
Cash, at beginning of year	112,734	106,505	123,754
Cash, at end of year	73,634	112,734	106,505
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	4,016	2,105	1,941
Fair value of property, equipment and other assets acquired in exchange of advertising services rendered	$ 1,987	$ 2,823	$ 262

CONSOLIDATED STATMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Payments for acquisition of business			$ 212

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
ORGANIZATION AND PRINCIPALACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Introduction of the Group

AirMedia Group Inc. ("AirMedia" or the "Company") was incorporated in the Cayman Islands on April 12, 2007.

AirMedia, its subsidiaries, its variable interest entities ("VIEs") and VIEs' subsidiaries (collectively the "Group") operate its out-of-home advertising network, primarily air travel advertising network, in the People's Republic of China (the "PRC").

As of December 31, 2012, details of the Company's subsidiaries, VIEs and VIEs' subsidiaries are as follows:

	Date of		Percentage of
	incorporation/	Place of	legal
Name	acquisition	incorporation	ownership
Intermediate Holding Company:
Broad Cosmos Enterprises Ltd.	June 26, 2006	British Virgin Islands("BVI")	100%
AirMedia International Limited("AM International")	July 14, 2007	BVI	100%
AirMedia (China) Limited ("AM China")	August 5, 2005	Hong Kong	100%
Excel Lead International Limited("Excel Lead")	August 1, 2008	BVI	100%
Dominant City Ltd.("Dominant City")	July 1, 2009	BVI	100%
Easy Shop Ltd.("Easy Shop")	January 1, 2010	BVI	100%
Glorious Star Investment Limited("Glorious Star")	August 1, 2008	Hong Kong	100%
Subsidiaries:
AirMedia Technology(Beijing) Co., Ltd.("AM Technology")	September 19, 2005	the PRC	100%
Shenzhen AirMedia Information Technology Co., Ltd. ("Shenzhen AM")	June 6, 2006	the PRC	100%
Xi'an AirMedia Chuangyi Technology Co., Ltd.("Xi'an AM")	December 31, 2007	the PRC	100%
VIEs:
Beijing ShengshiLianhe Advertising Co., Ltd. ("ShengshiLianhe")	August 7, 2005	the PRC	N/A
AirMedia Group Co., Ltd. (Formerly Beijing AirMedia Advertising Co., Ltd.) ("AM Advertising")	November 22, 2005	the PRC	N/A
Beijing AirMedia UC Advertising Co. Ltd. ("AirMedia UC")	January 1, 2007	the PRC	N/A
Beijing Yuehang Digital Media Advertising Co. Ltd. ("AM Yuehang")	January 16, 2008	the PRC	N/A
	Date of		Percentage of
	incorporation/	Place of	legal
Name	acquisition	incorporation	ownership
VIE's subsidiaries:
AirTV United Media & Culture Co., Ltd. ("AirTV United")	October 10, 2006	the PRC	N/A
Beijing AirMedia Film & TV Culture Co. Ltd. ("AM Film")	September 13, 2007	the PRC	N/A
Flying Dragon Media Advertising Co., Ltd. ("Flying Dragon")	August 1, 2008	the PRC	N/A
Wenzhou AirMedia Advertising Co., Ltd. ("AM Wenzhou")	October 17, 2008	the PRC	N/A
Beijing Weimei Lianhe Advertising Co., Ltd. ("Weimei Lianhe")	March 10, 2009	the PRC	N/A
Beijing Shengshi Lixin Culture & Media Co., Ltd. ("Shengshi Lixin")	June 1, 2009	the PRC	N/A
Hainan Jinhui Guangming Media Advertising Co., Ltd. ("Hainan Jinhui")	June 23, 2009	the PRC	N/A
Beijing Youtong Hezhong Advertising Media Co. Ltd. (Formerly Beijing Union of Friendship Advertising Media Co., Ltd.) ("Youtong")	July 1, 2009	the PRC	N/A
Beijing AirMedia Jinshi Advertising Co., Ltd.("AM Jinshi")	July 7, 2009	the PRC	N/A
Tianjin AirMedia Jinshi Advertising Co., Ltd. ("TJ Jinshi")	September 8, 2009	the PRC	N/A
Tianjin AirMedia Advertising Co., Ltd. ("TJ AM")	September 21, 2009	the PRC	N/A
AirMedia City (Beijing) Outdoor Advertising Co., Ltd. ("AM Outdoor")	January 1, 2010	the PRC	N/A
Beijing Dongding Gongyi Advertising Co., Ltd. ("Dongding")	February 1, 2010	the PRC	N/A
Beijing GreatView Media Advertising Co., Ltd. (Formerly Beijing Weimei Shengjing Media Advertising Co., Ltd) ("GreatView Media")	April 28, 2011	the PRC	N/A
Beijing AirMedia Jinsheng Advertising Co., Ltd. ("AM Jinsheng")	April 28, 2011	the PRC	N/A

The VIE arrangements

Chinese regulations currently limit foreign ownership of companies that provide advertising services, including out-of-home television advertising services. Since December 30, 2005, foreign investors have been permitted to own directly 100% interest in PRC advertising companies if the foreign investor has at least three years of direct operations of advertising business outside of the PRC.

One of the Company's subsidiary, AM China, the 100% shareholder of AM Technology and Xi'an AM, has been engaged in the advertising business in Hong Kong since September 2008. Since it has operated as an advertising business for more than three years, AM China and its subsidiaries may apply for the required licenses to provide advertising services in China.

The Group conducts substantially all of its activities through the VIEs, i.e. ShengshiLianhe, AM Advertising, AirMedia UC and AM Yuehang, and the VIEs' subsidiaries. The VIEs have entered into the following series of agreements with AM Technology:

Technology support and service agreement: AM Technology provides exclusive technology support and consulting services to the VIEs and in return, the VIEs are required to pay AM Technology service fees. The VIEs pay to AM Technology annual service fees in the amount that guarantee that the VIEs can achieve, after deducting such service fees payable to AM Technology, a net cost-plus rate of no less than 0.5% in the case of AM Advertising, ShengshiLianhe and AirMedia UC, or 1.0% in the case of AM Yuehang, which final rate should be determined by AM Technology. The "net cost-plus rate" refers to the operating profit as a percentage of total costs and expenses of a certain entity. The technology support and service agreements are effective for ten years and such term is automatically renewed upon its expiry unless either party informs the other party of its intention of no extension at least twenty days prior to the expiration of the agreements.

Technology development agreement: VIEs exclusively engaged AM Technology to provide technology development services. AM Technology owns the intellectual property rights developed in the performance of these agreements. The VIEs pay to AM Technology annual service fees in the amount that guarantee that the VIEs can achieve, after deducting such service fees payable to AM Technology, a net cost-plus rate of no less than 0.5% in the case of AM Advertising, ShengshiLianhe and AirMedia UC, which final rate should be determined by AM Technology. The "net cost-plus rate" refers to the operating profit as a percentage of total costs and expenses of a certain entity. The technology development agreements are effective for ten years and such terms is automatically renewed upon its expiry unless either party informs the other party of its intention of no extension at least twenty days prior to the expiration of the agreements.

Call option agreement: Under the call option agreements, the shareholders of VIEs irrevocably grant AM Technology, or its designated third party, an exclusive option to purchase from the VIEs'shareholders, to the extent permitted under PRC law, all the equity interests in the VIEs, as the case may be, for the minimum amount of consideration permitted by the applicable law without any other conditions. In addition, AM Technology will act as guarantor of VIEs in all operation related contracts, agreements and transactions and commit to provide loans to support the business development needs of VIEs or when the VIEs are suffering operating difficulties provided that the relevant VIEs' shareholders satisfy the terms and conditions in the call option agreements. Based on PRC law to provide an effective guarantee, a guarantor needs to execute a specific written agreement with the beneficiary of the guarantee. As AM Technology has not entered into any written guarantee agreements with any third party beneficiaries toguarantee the VIEs' performance obligations to these third parties, none of these third parties can demand performance from AM Technology as a guarantor of the VIEs' performance obligations. The absence of the written guarantee agreement did not obviate the Group's conclusion that it is the primary beneficiary of the VIEs and in turn should consolidate the VIEs. The term of call option agreement shall be terminated after AM Technology exercises the call option over all VIEs's equity pursuant to the provisions of the agreements.

Equity pledge agreement: Under the equity pledge agreements, the shareholders of the VIEs pledged all of their equity interests, including the right to receive declared dividends, in the VIEs to AM Technology to guarantee VIEs' performance of its obligations under the technology support and service agreement and the technology development agreement. The agreement is effective for as long as the technology support and service agreements and technology development agreement are effective.

Authorization letter: Each shareholder of the VIEs has executed an authorization letter to authorize AM Technology to exercise certain of its rights, including voting rights, the rights to enter into legal documents and the rights to transfer any or all of its equity interest in the VIEs. Such authorization letters will remain effective during the operating periods of the VIEs. The authorization is effective unless the relevant call option agreements which the VIEs entered into terminated.

Through the above contractual arrangements, AM Technology has obtained 100% of shareholders' voting interest in the VIEs, has the right to receive all dividends declared and paid by the VIEs and can receive substantially all of the net income of the VIEs through the technical support and service fees. Accordingly, the Group has consolidated the VIEs because, through AM Technology, it has (1) the power to direct the activities of the VIEs that most significantly affect its economic performance and (2) the right to receive substantially all of the benefits that could be potentially significant to the VIEs.

Risks in relation to the VIE structure

The Group believes that the VIE arrangements are in compliance with PRC law and are legally enforceable. The shareholders of the VIEs are also shareholders of the Group and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Group's ability to enforce these contractual arrangements and if the shareholders of the VIEs were to reduce their interest in the Group, their interests may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so.

The Group's ability to control the VIEs also depends on the authorization lettersthat AM Technology has to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Group believes the rights granted by the authorization letters is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could:

revoking the business and operating licenses of the Group's PRC subsidiaries and affiliates;

discontinuing or restricting the Group's PRC subsidiaries' and affiliates' operations;

imposing conditions or requirements with which the Group or its PRC subsidiaries and affiliates may not be able to comply; or

requiring the Group or its PRC subsidiaries and affiliates to restructure the relevant ownership structure or operations;

The imposition of any of these penalties may result in a material and adverse effect on the Group's ability to conduct the Group's business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs and its subsidiaries or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs. The Group does not believe that any penalties imposed or actions taken by the PRC Government would result in the liquidation of the Group, AM Technology, or the VIEs.

Certain shareholders of VIEs are also beneficial owners or directors of the Company. In addition, certain beneficial owners and directors of the Company are also directors or officers of VIEs. Their interests as beneficial owners of VIEs may differ from the interests of the Company as a whole. The Company cannot be certain that if conflicts of interest arise, these parties will act in the best interests of the Company or that conflicts of interests will be resolved in the Company's favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest these parties may encounter in their capacity as beneficial owners of VIEs, on the one hand, and as beneficial owners of the Company, on the other hand. The Company believes the shareholders of VIEs will not act contrary to any of the contractual arrangements and the exclusive purchase right contract provides the Company with a mechanism to remove them as shareholders of VIEs should they act to the detriment of the Company. If any conflict of interest or dispute between the Company and the shareholders of VIEs arises and the Company is unable to resolve it, the Company would have to rely on legal proceedings in the PRC. Such legal proceedings could result in disruption of its business; moreover, there is substantial uncertainty as to the ultimate outcome of any such legal proceedings.

The following financial statement information for AirMedia's VIEs were included in the accompanying consolidated financial statements, presented net of intercompany eliminations, as of and for the years ended December 31:

	As of December 31,
	2011	2012
Total current assets	$184,788	$201,088
Total non-current assets	63,187	27,499
Total assets	247,975	228,587
Total current liabilities	83,573	98,973
Total non-current liabilities	3,800	380
Total liabilities	$87,373	$99,353

	For the years ended December 31,
	2010	2011	2012

Net revenues	$229,989	$268,866	$286,641
Net income/(loss)	7,425	(2,543)	(31,771)
Net cash (used in) provided by operating activities	(1,445)	5,251	(8,587)
Net cash used in investing activities	(11,664)	(538)	(7,700)
Net cash used in financing activities	(1,091)	-	-

The following financial statement information for AirMedia's non - VIEs were included in the accompanying consolidated financial statements, presented net of intercompany eliminations, as of and for the years ended December 31:

	As of December 31,
	2011	2012

Total current assets	$62,877	$60,337
Total non-current assets	50,616	54,943
Total assets	113,493	115,280
Total current liabilities	4,037	5,079
Total non-current liabilities	-	-
Total liabilities	$4,037	$5,079

	For the years ended December 31,
	2010	2011	2012

Net revenues	$516	$1,758	$101
Net loss	(15,008)	(10,137)	(470)
Net cash provided by operating activities	12,071	12,681	28,817
Net cash used in investing activities	(18,704)	(4,654)	(49,306)
Net cash provided by (used in) financing activities	1,163	(10,919)	(3,260)

The VIEs contributed an aggregate of 99.8%, 99.4% and 100% of the consolidated net revenues for the years ended December 31, 2010, 2011 and 2012, respectively. As of December 31, 2011 and 2012, the VIEs accounted for an aggregate of 68.6% and 66.5%, respectively, of the consolidated total assets, and 95.6% and 95.1%, respectively, of the consolidated total liabilities. The assets not associated with the VIEs primarily consist of cash and cash equivalent, short term investments and property and equipment.

There are no consolidated VIEs' assets that are collateral for the VIEs' obligations and can only be used to settle the VIEs' obligations. There are no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests, which require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholder of the VIEs or entrustment loans to the VIEs.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America ("US GAAP").

(b)	Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and its VIEs' subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

(c)	Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the financial statements and accompanying notes, including allowance for doubtful accounts, the useful lives of property and equipment and intangible assets, impairment of long-term investments, impairment of goodwill, impairment of long-lived assets, stock-based compensation, purchase price allocation for business acquisition and valuation allowance for deferred tax assets. Actual results could differ from those estimates.

(d)	Significant risks and uncertainties

The Group participates in a dynamic industry and believes that changes in any of the following areas could have a material adverse effect on the Group's future financial position, results of operations, or cash flows: the Group's limited operating history; advances and trends in new technologies and industry standards; competition from other competitors; regulatory or other PRC related factors; risks associated with the Group's ability to attract and retain employees necessary to support its growth; risks associated with the Group's growth strategies; and general risks associated with the advertising industry.

(e)	Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

(f)	Fair value of financial instruments

The Group's financial instruments include cash, restricted cash, accounts receivable, short term investment, amounts due from related parties, accounts payable, and amounts due to related parties, the carrying amounts of which approximate their fair values due to their short-term maturity.

The Group did not have any other financial assets and liabilities or nonfinancial assets and liabilities that are measured at fair value on recurring basis as of December 31, 2011and 2012.

The Group's financial assets and liabilities measured at fair value on a non-recurring basis include acquired assets and liabilities based on level 3 inputs in connection with business combinations.

(g)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid deposits which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

(h)	Restricted cash

Restricted cash represents the bank deposits in escrow accounts as the performance security for certain concession right agreements.

(i)	Short-term investment

Short-term investments comprise marketable debt securities, which are classified as held- to-maturity as the Group has the positive intent and ability to hold the securities to maturity. All of the Group's held-to-maturity securities are stated at their amortized costs and classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year.

The Group reviews its short-term investments for other-than-temporary impairment based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its short-term investments. If the cost of an investment exceeds the investment's fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, and the Group's intent and ability to hold the investment, in determining if impairment is needed.

(j)	Property and equipment

Property and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Digital display network equipment	5 years
Gas station display network equipment	5 years
Furniture and fixture	5 years
Computer and office equipment	3-5 years
Vehicle	5 years
Software	5 years
Property	50 years
Leasehold improvement	Shorter of the term of the lease or the estimated useful lives of the assets

(k)	Impairment of long-lived assets and intangible assets with definite life

The Group evaluates the recoverability of its long-lived assets, including intangible assets with definite life, whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the excess of carrying amount over the fair value of the assets.

(l)	Impairment of goodwill

The Group annually, or more frequently if the Group believes indicators of impairment exist, reviews the carrying value of goodwill to determine whether impairment may exist.

Specifically, goodwill impairment is determined using a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit's goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

The Group has four reporting units: the advertising media in air travel areas, the advertising media in gas station, the outdoor advertising media and the fire station advertising media. The Group performs its annual impairment tests on December 31 of each year.

(m)	Long-term investments

Equity method investments

Investee companies over which the Company has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee's Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

Cost method investments

For investments in an investee over which the Group does not have significant influence, the Group carries the investment at cost and recognizes income as any dividends declared from distribution of investee's earnings. The Group reviews the cost method investments for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. An impairment loss is recognized in earnings equal to the difference between the investment's carrying amount and its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value of the investment would then become the new cost basis of the investment.

(n)	Business combinations

Business combinations are recorded using the acquisition method of accounting. For acquisitions that occurred after January 1, 2009, the assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. For acquisitions that occurred before January 1, 2009, any non-controlling interest was reflected at historical cost. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as of the date of acquisition. For shares issued in a business combination, the Group has estimated the fair value as of the date of acquisition.

Where the consideration in an acquisition includes contingent consideration, the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings.

(o)	Acquired intangible assets

Acquired intangible assets with finite lives are carried at cost less accumulated amortization. Customer relationship intangible asset is amortized using the estimated attrition pattern of the acquired customers. Amortization of other finite-lived intangible assets is computed using the straight-line method over the following estimated economic lives:

TV program license	20 years
Audio-vision programming & broadcasting qualification	19.5 years
Customer relationships	3-3.4 years
Contract backlog	1.2-3 years
Concession agreements	3.8-10 years
Non-compete agreements	4.4 years

(p)	Revenue recognition

The Group's revenues are derived from selling advertising time slots on the Group's advertising networks, primarily air travel advertising network. For the years ended December 31, 2010, 2011 and 2012, the advertising revenues were generated from digital frames in airports, digital TV screens in airports, digital TV screens on airlines, traditional media in airports, gas station media network and other media.

The Group typically signs standard contracts with its advertising customers, who require the Group to run the advertiser's advertisements on the Group's network in specified locations for a period of time. The Group recognizes advertising revenues ratably over the performance period for which the advertisements are displayed, so long as collection of the fees remains probable.

The Group also wholesales the advertising platforms such as scrolling light boxes and billboards in the gas stations located in some major cities, except Beijing, Shanghai and Shenzhen, to advertising agents, and signs fixed fee contracts with the agents for a specified period. The revenue is recognized on a straight-line basis over the specified period.

Deferred revenue

Prepayments from customers for advertising service are deferred and recognized as revenue when the advertising services are rendered.

Non-monetary exchanges

The Group occasionally exchanges advertising time slots and locations with other entities for assets or services, such as equipment and other assets. The amount of assets and revenue recognized is based on the fair value of the advertising provided or the fair value of the transferred assets, whichever is more readily determinable. The amounts of revenues recognized for nonmonetary transactions were $1,244,$2,823 and $1,287 for the years ended December 31, 2010, 2011 and 2012, respectively. No direct costs are attributable to the revenues.

(q)	Business tax and other sale related taxes

The Group's PRC subsidiaries and VIEs are subject to business tax and other sale related taxes at the rate of 8.5% on total revenues after deduction of certain costs of revenues permitted by the PRC tax laws.

(r)	Value Added Tax ("VAT")

The Company's PRC subsidiaries are subject to value-added tax at a rate of 6% on revenues from advertising services and paid after deducting input VAT on purchases. The net VAT balance between input VAT and output VAT is reflected in the account under other taxes payable.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC. Such VAT pilot program is to be phased in Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Starting from September 1, 2012, certain subsidiaries and VIEs became subject to VAT at the rates of 6% or 3%, on certain service revenues which were previously subject to business tax. For the year ended December 31, 2012, gross revenue is presented net of $8,785 of VAT.

(s)	Concession fees

The Group enters concession right agreements with vendors such as airports, airlines and a petroleum company, under which the Group obtains the right to use the spaces or equipment of the vendors to display the advertisements. The concession right agreements are treated as operating lease arrangements.

Fees under concession right agreements are usually due every three, six or twelve months. Payments made are recorded as current assets and current liabilities according to the respective payment terms. Most of the concession fees with airports and airlines are fixed with escalation, which means fixed increase over each year of the agreements. The total concession fee under the concession right agreements with airports and airlines is charged to the consolidated statements of operations on a straight-line basis over the agreement periods, which is generally between three and five years.

The fee structure of the concession right agreement with the petroleum company is based on the actual number of developed gas stations and associated standard annual concession fee for each developed gas station. Each gas station has its specific lease term starting from the time when it is actually put into operation. The calculation of rental payments is based on how many months the gas stations are actually put into operation during the year and the standard annual concession fee determined based on the location of the gas station. Accordingly, each gas station is treated as a separate lease and rental payments are recognized on a straight-line basis over its lease term. The amount of annual concession fee to-be-paid is determined by an actual incurred concession fee or a fixed minimum payment if any base on negotiation with the petroleum company.

(t)	Agency fees

The Group pays fees to advertising agencies based on certain percentage of revenues made through the advertising agencies upon receipt of payment from advertisers. The agency fees are charged to cost of revenues in the consolidated statements of operations ratably over the period in which the advertising is displayed. Prepaid and accrued agency fees are recorded as current assets and current liabilities according to relative timing of payments made and advertising service provided. From time to time, the Group and certain advertising agencies may renegotiate and mutually agree, as permitted by applicable laws, to extinguish existing agency fee liabilities as calculated under the terms of existing contracts. .Such extinguishments are recorded as a reduction in cost of sales in the period the renegotiations are finalized. During the years ended December 31, 2010, 2011 and 2012, reversals in cost of sales as a result of renegotiated agency fees amounted to nil, nil, and $6,407, respectively.

(u)	Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating lease. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

(v)	Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses were $558,$288 and $767 for the years ended December 31, 2010, 2011 and 2012, respectively, and have been included as part of selling and marketing expenses.

(w)	Payment by depositary

The depositaryof the Company's American Depositary Shares("ADS") has agreed to reimburse the Group for certain qualified expenses incurred. There are limits on the amount to be reimbursed to the Group, but the amount of reimbursement available to the Group is not necessarily tied to the amount of fees the depositary collects from investors. The Group recognizes the reimbursable amounts in other income on the consolidated statements of operations on a straight-line basis over the contract term with the depositary. The Group has recorded $539, $539 and $539 in other income for the years ended December 31, 2010, 2011 and 2012, respectively.

(x)	Foreign currency translation

The functional and reporting currency of the Company and the Company's subsidiaries domiciled in BVI and Hong Kong are the United States dollar ("U.S. dollar"). The financial records of the Company's other subsidiaries, VIEs and VIEs' subsidiaries located in the PRC are maintained in their local currency, the Renminbi ("RMB"), which are the functional currency of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Group's entities with functional currency of RMB translate their operating results and financial position into the U.S. dollar, the Company's reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Retained earnings and equity are translated using the historical rate. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

(y)	Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities.

The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authorities. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Additionally, the Group classifies the interest and penalties, if any, as a component of the income tax position.

(z)	Share-based payments

Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument issued, and recognized as compensation expenses over the requisite service periods based on a straight-line method, with a corresponding impact reflected in additional paid-in capital.

Share-based payment transactions with non-employees are measured based on the fair value of the options as of each reporting date through the measurement date, with a corresponding impact reflected in additional paid-in capital.

(aa)	Comprehensive income/(loss)

Comprehensive income/(loss)includes net income/(loss) and foreign currency translation adjustments and is presented net of tax, the amount of which is nil for the three years ended December 31, 2012. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income. Beginning January 1, 2012, the Group presented the consolidated statements of comprehensive income in two separate but consecutive statements.

(bb)	Allowance of doubtful accounts

The Group conducts credit evaluations of clients and generally do not require collateral or other security from clients. The Group establishes an allowance for doubtful accounts based upon estimates, historical experience and other factors surrounding the credit risk of specific clients and utilizes both specific identification and a general reserve to calculate allowance for doubtful accounts. The amount of receivables ultimately not collected by the Group has generally been consistent with expectations and the allowance established for doubtful accounts. If the frequency and amount of customer defaults change due to the clients' financial condition or general economic conditions, the allowance for uncollectible accounts may require adjustment. As a result, the Group continuously monitors outstanding receivables and adjusts allowances for accounts where collection may be in doubt.

(cc)	Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and accounts receivable. The Group places their cash with financial institutions with high-credit rating and quality.

The Group conducts credit evaluations of customers and generally do not require collateral or other security from their customers. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors relevant to determining the credit risk of specific customers. The amount of receivables ultimately not collected by the Group has generally been consistent with management's expectations and the allowance established for doubtful accounts.

Details of the customers accounting for 10% or more of total revenues are as follow:

Customer	For the years ended December 31,
	2010	2011	2012

A	1.7%	6.9%	11.2%

Details of the customers accounting for 10% or more of accounts receivable are as follow:

Customer	As of December 31,
	2011	2012

B	7.7%	15.3%

(dd)	Net loss per share

Basic net loss per share are computed by dividing net loss attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted net loss reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares(common stock options and warrants and their equivalents using the treasury stock method) were exercised or converted into ordinary shares. Potential common shares in the diluted net loss per share computation are excluded in periods of losses from continuing operations, as their effect would be anti-dilutive.

(ee)	Government subsidies

The Group primarily receives tax refund and development supporting bonus from tax bureau and local government without any condition or restriction. The government subsidies are recorded in other income on the consolidated statements of operations in the period in which the amounts of such subsidies are received. The recognized government subsidies as other income are $256, $268 and $210 for the years ended December 31, 2010, 2011 and 2012, respectively.

(ff)	Recent issued accounting standards adopted

In May 2011, the Financial Accounting Standards Board(the "FASB") issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

Highest-and-best-use and valuation-premise concepts for nonfinancial assets-the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk-the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

Premiums or discounts in fair value measure-the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity's holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market's normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

Fair value of an instrument classified in a reporting entity's stockholders' equity-the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders' equity; this model is consistent with the guidance on measuring the fair value of liabilities.

Disclosures about fair value measurements-the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

(i)

For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The adoption of this guidance did not have a significant effect on the Group's consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011. The Group adopted this guidance effective January 1, 2012 and presented the consolidated statements of comprehensive income in two separate but consecutive statements.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and non-public, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity's financial statements for the most recent annual or interim period have not yet been issued. The adoption of this pronouncement did not have a significant effect on the Group's consolidated financial statements, as the Group chose to directly perform the two- step goodwill impairment test for 2012.

In July 2012, the FASB issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the guidance, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite- lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset. The guidance does not revise the requirement to test indefinite-lived intangible assets annually for impairment. In addition, the guidance does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. The guidance was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The adoption of this guidance did not have a significant effect on the Group's consolidated financial statements.

(gg)	Recent issued accounting standards not yet adopted

In December 2011, the FASB has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. In January 2013, the FASB further clarifies that ordinary trade receivables and receivables are not in the scope of the authoritative pronouncement and the pronouncement applies only to derivatives, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with specific criteria contained in the FASB Accounting Standards Codification™ (Codification) or subject to a master netting arrangement or similar agreement. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In February 2013, the FASB issued an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income.

The guidance expands the exiting disclosure requirement for reporting net income or other comprehensive income in financial statements, including:

•

Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.

•

Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

The amendments apply to all public and private companies that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods (interim and annual). The amendments are effective for reporting periods beginning after December 15, 2012, for public companies. Early adoption is permitted. The Group does not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.

In March 2013, the FASB has issued an authoritative pronouncement related to parent's accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a non-profit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. The Group does not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.

For an equity method investment that is a foreign entity, the partial sale guidance still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment.

Additionally, the amendments in this pronouncement clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events.

The amendments in this pronouncement are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity's fiscal year of adoption. The Group does not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations

SEGMENT INFORMATION AND REVENUE ANALYSIS	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION AND REVENUE ANALYSIS [Abstract]
SEGMENT INFORMATION AND REVENUE ANALYSIS
3.	SEGMENT INFORMATION AND REVENUE ANALYSIS

The Group is mainly engaged in selling advertising time slots on their network, primarily air travel advertising network, throughout PRC.

The Group chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group; hence, the Group has only one operating segment. The Group has internal reporting that does not distinguish between markets or segments.

Geographic information

The Group primarily operates in the PRC and substantially all of the Group's long-lived assets are located in the PRC.

Revenue by service categories

	For the years ended December 31,
	2010	2011	2012

Revenues:
Air Travel Media Network:
Digital frames in airports	$113,196	$126,539	$137,342
Digital TV screens in airports	28,905	21,937	13,731
Digital TV screens on airplanes	27,564	26,734	26,612
Traditional media in airports	48,418	73,535	83,478
Other revenues in air travel	4,063	6,416	7,346
Gas Station Media Network	3,664	12,873	14,217
Other Media	10,650	9,787	10,239

	$236,460	$277,821	$292,965

BUSINESS ACQUISITION	12 Months Ended
Dec. 31, 2012
BUSINESS ACQUISITION [Abstract]
BUSINESS ACQUISITION
4.	BUSINESS ACQUISITION

(a)	Acquisition of Easy Shop and AM Outdoor

In January 2010, the Group acquired 100% of the equity interest in Easy Shop Ltd. and the additional 90% of the equity interest in AM Outdoor, with cash considerations of $13,935. The fair value of the acquired entities was of $15,223. The Group held 10% equity interest in AM Outdoor before the transaction.

The transaction was considered as a business acquisition achieved in stages and accordingly the acquisition method of accounting has been applied. The acquired net assets were recorded at their estimated fair values on the acquisition date. The acquired goodwill is not deductible for tax purposes.

The purchase price for the acquisitions was allocated as follows:

		Amortization
		period

Cash acquired	$209
Other current assets	16,559
Property and equipment	67
Intangible assets:
Contract backlog	340	3 years
Customer relationship	677	3 years
Concessionagreements	7,646	7 years
Current liabilities	(15,299)
Deferred tax liabilities	(2,166)
Goodwill	7,190

Total	15,223
Represented by:
Cash consideration	13,935
Remeasurement of fair value of previously held10% interest	1,288

Total	$15,223

The fair value of the total equity interests of AM Outdoor, including the existing 10% and the newly acquired 90% interest on the acquisition date was evaluated. The remeasurement of fair value of previously held 10% interest was $1,288, resulting in a gain of $1,139 in the statements of operations for the year ended December 31, 2010.

The following unaudited pro forma information summarizes the results of operations for the years ended December 31, 2010 of the Group as if the acquisition had occurred on January 1, 2010. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

For the years
ended December 31,
2010
(unaudited)

Pro forma revenues	$236,460
Pro forma net loss	(4,917)
Pro forma net loss per ordinary share-basic	(0.04)
Pro forma net loss per ordinary share-diluted	(0.04)

(b)	Acquisition of Dongding

In February 2010, the Group acquired an additional 45% of the equity interest in Dongding, with cash considerations of $899. The fair value of the acquired entity was of $1,811. The Group held 30% equity interest in the entity before the transaction.

The transaction was considered as a business acquisition achieved in stages and accordingly the acquisition method of accounting has been applied. The acquired net assets were recorded at their estimated fair values on the acquisition date. The acquired goodwill is not deductible for tax purposes.

The purchase price was allocated as follows:

		Amortization
		period
Cash acquired	$3
Other current assets	36
Property and equipment	102
Intangible assets:
Concession agreements	1,798	10 years
Current liabilities	(611)
Deferred tax liabilities	(449)
Goodwill	932

Total	1,811
Represented by:
Cash consideration	498
Remeasurement of fair value of previously held 30% interest	899
Fair value of 25% noncontrolling interest	414

Total	$1,811

The fair value of the total equity interests of Dongding, including the existing 30% and the newly acquired 45% interest and the 25% non-controlling interest on the acquisition date were evaluated. The remeasurement of fair value of previously held 30% interest was $498, resulting in a loss of $220 in the statements of operations for the year ended December 31, 2010.

The following unaudited pro forma information summarizes the results of operations for the years ended December 31, 2010 of the Group as if the acquisition had occurred on January 1, 2010. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

For the years
ended December 31,
2010
(unaudited)

Pro forma revenues	$236,491
Pro forma net loss	(4,956)
Pro forma net loss per ordinary share-basic	(0.04)
Pro forma net loss per ordinary share-diluted	(0.04)

SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
SHORT-TERM INVESTMENTS [Abstract]
SHORT-TERM INVESTMENTS
5.	SHORT-TERM INVESTMENTS

Short-term investments consist of various fixed-income financial products purchased from Chinese banks and trusts and are classified as held-to-maturity securities and carried at amortized costs. The maturity dates range from 38 days to less than one year, with interest rates ranging from 3.8% to 4.0%. The held-to-maturity securities are not allowed to be redeemed early before its maturity. The repayment of these financial products is guaranteed by the issuing bank. The carrying amount of the held-to-maturity securities of $44,622 approximated their fair values due to its credit ratings and its short-term nature, all of which have a maturity date within one-year.

LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
LONG-TERM INVESTMENTS [Abstract]
LONG-TERM INVESTMENTS
6.	LONG-TERM INVESTMENTS

(a)	Equity method investments

The Group had the following equity method investments:

	As of December 31,
	2011		2012
		Carrying		Carrying
Name of company	Percentage	value	Percentage	value
	%		%

Beijing Eastern Media Corporation, Ltd. ("BEMC")(1)	49	$1,650	49	$2,063
Beijing Shibo Movie Technology Co., Ltd. ("Shibo Movie") (2)	-	-	50	$612
Beijing Xinghe Union Media Co., Ltd. ("Xinghe Union") (2)	-	-	50	$604
Guangxi DingyuanMeida Ltd. ("Guangxi Dingyuan") (3)	-	-	40	$658

		$1,650		$3,937

(1)

In March 2008, the Group entered into a definitive agreement with China Eastern Media Corporation, Ltd., a subsidiary of China Eastern Group and China Eastern Airlines Corporation Limited operating the media resources of China Eastern Group, to establish a joint venture, BEMC. BEMC was incorporated on March 18, 2008 in the PRC with China Eastern Media Corporation and the Group holding 51% and 49% equity interest, respectively. BEMC obtained concession rights of certain media resources from China Eastern Group, including the digital TV screens on airplanes of China Eastern Airlines, and paid concession fees to its shareholders as consideration. The total paid-in capital of BEMC was $2,119, which was contributed by both parties proportionately.

The investment was accounted for using the equity method of accounting as the Group has the ability to exercise the significant influence to the operation of BEMC.

	As of and for the
	years ended December 31,
	2011	2012
Total current assets	$4,832	$7,919
Total assets	4,877	7,945
Total current liabilities	1,510	3,736
Total liabilities	1,510	3,736
Total net revenue	11,224	14,007
Net income	526	801

(2)

On February 15, 2012 and March 13, 2012, the Group and Beijing N-S Digital TV Co., Ltd.("N-S Digital TV") established two joint ventures, Beijing Shibo Movie Technology Co., Ltd. ("Shibo Movie") and Beijing Xinghe Union Media Co,, Ltd.("Xinghe Union"), respectively. The registered capital of Shibo Movie and Xinghe Union was $1,558 each. The Group and N-S Digital TV each contributed $794, representing 50% of the equity interest in each Shibo Movie and Xinghe Union. Shibo Movie is engaged in movie technology development and consulting services, and Xinghe Union is engaged in movie and TV series investment and publishing, advertisement design and production. These joint ventures were established pursuant to a framework agreement entered into with Beijing Super TV Co., Ltd. ("Super TV") in June 2011 and the supplemental agreement entered into with Super TV and N-S Digital TV in January 2012.

The investment was accounted for using the equity method of accounting as the Group has the ability to exercise the significant influence to the operation of Shibo Movie and Xinghe Union.

	As of and for the
	years ended December 31,
	2011	2012

Total current assets	-	$2,629
Total assets	-	2,667
Total current liabilities	-	236
Total liabilities	-	236
Total net revenue	-	-
Net loss	-	771

(3)

In April 2012, The Group entered into an agreement with Asiaray Advertising Media Ltd.("Asiaray") and Guangxi Civil Aviation Development Co., Ltd. ("Guangxi Civil Aviation") to establish a joint venture, Guangxi Dingyuan Media Ltd.("Guangxi Dingyuan"). Guangxi Dingyuan was incorporated on April 18, 2012 with total contributed capital of $1,605, of which 20%, 40% and 40% of that amount was contributed by Guangxi Civil Aviation, Asiaray and the Group, respectively. Guangxi Dingyuan exclusively operates various media resources in four airports in China's Guangxi province.

The investment was accounted for using the equity method of accounting as the Group has the ability to exercise the significant influence to the operation of Guangxi Dingyuan.

	As of and for the
	years ended December 31,
	2011	2012

Total current assets	-	$1,607
Total assets	-	1,789
Total current liabilities	-	144
Total liabilities	-	144
Total net revenue	-	1,045
Net income	-	40

(b)	Cost method investment

In June 2010, the Group invested in $367 for 20% of equity interest in Zhangshangtong Air Service (Beijing) Co., Ltd. ("Zhangshangtong"), a company established in the PRC that is mainly engaged in air tickets agency services.

ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE, NET [Abstract]
ACCOUNTS RECEIVABLE, NET
7.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	As of December 31,
	2011	2012
Billed receivable	$54,525	$61,760
Unbilled receivable	41,586	44,071
Accounts receivable, gross	96,111	105,831
Less: Allowance for doubtful accounts	(3,288)	(4,609)
Accounts receivable, net	$92,823	$101,222

Unbilled receivable represents amounts earned under the advertising contracts in progress but not billable at the respective balance sheet dates. These amounts become billable according to the contract term. The Group anticipates that the majority of such unbilled amounts will be billed and collected within twelve months of the balance sheet date.

Movement of allowance for doubtful accounts is as follows:

	Balance at				Balance at
	beginning	Charge to		Exchange	end of the
	of the year	expenses	Write off	adjustment	year

2010	$14,843	2,223	-	580	$17,646
2011	$17,646	2,044	(17,279)	877	$3,288
2012	$3,288	1,242	34	45	$4,609

OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
OTHER CURRENT ASSETS [Abstract]
OTHER CURRENT ASSETS
8.	OTHER CURRENT ASSETS

Other current assets consist of the following:

	As of December 31,
	2011	2012

Short-term deposits	$1,858	$1,588
Other assets from non-monetary transactions(i)	3,142	1,736
Input VAT receivable	-	1,955
Loan receivable from a third party (ii)	-	1,732
Interest receivable	248	438
Advances to employees	347	418
Prepaid agency fees	395	262
Other prepaid expenses	637	1,659

	$6,627	$9,788

(i)	Other assets from non-monetary transactions primarily consist of exchange golf club membership cards.

(ii)	Loan receivable is related to amount lent to a third party company for cooperation on a TV series with stated term of one year and annual interest rate of 15%.

LONG-TERM DEPOSITS	12 Months Ended
Dec. 31, 2012
LONG-TERM DEPOSITS [Abstract]
LONG-TERM DEPOSITS
9.	LONG-TERM DEPOSITS

Long term deposits consist of the following:

	As of December 31,
	2011	2012

Concession fee deposits	$14,505	$21,633
Office rental deposits	537	674
	$15,042	$22,307

Concession fee deposits normally have terms of three to five years and are refundable at the end of the concession terms. Office rental deposits normally have terms of two to three years and are refundable at the end of the lease term.

The long term deposits are not within the scope of the accounting guidance regarding interests on receivables and payables, because they are intended to provide security for the counterparty to the concession rights or office rental agreements. Therefore, the deposits are recorded at costs.

ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
ACQUIRED INTANGIBLE ASSETS, NET
10.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net, consist of the following:

	As of December 31,
	2011				2012
	Gross			Net	Gross			Net
	carrying	Accumulated		carrying	carrying	Accumulated		carrying
	amount	amortization	Impairment(1)	amount	amount	amortization	Impairment(1)	amount

TV program license	$6,129	$(1,601)	$-	$4,528	$6,192	$(1,850)	$(4,342)	$-
Audio-vision programming and broadcasting qualification	221	(30)	-	191	223	(38)	(185)	-
Intangible assets arising from business combinations:
- Customer relationships	1,494	(1,249)	-	245	1,509	(1,447)	(62)	-
- Contract backlog	1,957	(1,835)	-	122	1,977	(1,946)	(31)	-
- Concession agreements	16,869	(7,533)	(676)	8,660	16,138	(9,508)	(5,109)	1,521
- Non-compete agreements	187	(145)	-	42	189	(179)	(10)	-

	$26,857	$(12,393)	$(676)	$13,788	$26,228	$(14,968)	$(9,739)	$1,521

(1)

The Group incurred impairment losses of $1,000, $656 and $9,583 on finite-lived intangible assets the years ended December 31, 2010, 2011 and 2012, respectively. As the actual and expected sales and profits were below previously forecasted figures for fire station, air travel and outdoor advertising media, the carrying amounts of the finite-lived intangible assets exceeded the estimated future discounted cash flows associated with such assets. Accordingly, the amount of impairment expense recognized is equal to this excess.

The amortization expenses for the years ended December 31, 2010, 2011 and 2012 were $3,749, $3,791 and $2,635, respectively. During fiscal years 2013, 2014, 2015 and 2016, the Group expects to record amortization expenses for finite-lived intangible assets of $777, $460, $142 and $142 respectively.

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
GOODWILL
11.	GOODWILL

The movement of the goodwill for the years ended December 31, 2011 and 2012 is as follows:

Balance as of January 1, 2011	$20,736
Impairment of goodwill in relation to Dongding	(1,003)
Exchange differences	1,001
Balance as of December 31, 2011	$20,734
Impairment of goodwill in relation to Flying Dragon	(8,131)
Impairment of goodwill in relation to AM Outdoor	(7,753)
Impairment of goodwill in relation to Youtong	(4,727)
Exchange differences	(123)

Balance as of December 31, 2012	-

The Group has four reporting units: the advertising media in air travel areas, the advertising media in gas station, the outdoor advertising media and the fire station advertising media. Applying discounted cash flows for its 2011 annual impairment test, the estimated fair value of the fire station reporting unit was below the carrying amount of its net assets. Accordingly, the Group impaired all goodwill related to the fire station reporting unit and incurred an impairment loss of $1,003 for the year ended December 31, 2011. Similarly, the fair value of the air travel areas and outdoor advertising media reporting unit, as estimated using the income approach applying a discounted cash flows for its 2012 annual impairment test, was below the carrying amount of its net assets, and as such, the Group impaired all goodwill related to air travel areas reporting unit and outdoor media advertising media reporting unit and recorded an impairment loss of $20,611 for the year ended December 31, 2012.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
12.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	As of December 31,
	2011	2012

Digital display network equipment	$81,403	$89,327
Gas station display network equipment	14,422	14,802
Furniture and fixture	816	847
Computer and office equipment	2,455	2,626
Vehicle	1,038	1,219
Software	10,250	10,355
Property	2,446	4,244
Leasehold improvement	1,272	1,351
	114,102	124,771
Less: accumulated depreciation and amortization	(57,673)	(78,841)

	$56,429	$45,930

Depreciation and amortization expenses recorded for the years ended December 31, 2010, 2011 and 2012 were $19,730, $21,347 and $21,398, respectively.

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
13.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the follows:

	As of December 31,
	2011	2012

Accrued payroll and welfare	$4,093	$4,766
Deposit payable	3,513	698
Other tax payable	1,262	2,802
Deferred income from ADS depositary	787	364
Accrued staff disbursement	755	824
Accrued professional fees	310	213
Accrued dividends to noncontrolling
shareholders of Xianglong	-	663
Other liabilities	556	669

	$11,276	$10,999

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES
14.	INCOME TAXES

AirMedia is a tax-exempted company incorporated in the Cayman Islands.

Broad Cosmos and Excel Lead are tax-exempted company incorporated in the British Virgin Islands.

AM China and Glorious Star did not have any assessable profits arising in or derived from Hong Kong for the years ended December 31, 2010, 2011 and 2012, and accordingly no provision for Hong Kong Profits Tax was made in these years.

The Group's subsidiaries in the PRC are all subject to PRC Enterprise Income Tax ("EIT") on the taxable income in accordance with the relevant PRC income tax laws and regulations. EIT rate for companies operating in the PRC was generally 33% prior to January 1, 2008. On March 16, 2007, the National People's Congress adopted the Enterprise Income Tax Law (the "New EIT Law"), which became effective on January 1, 2008. The EIT rate was generally reduced to 25% in accordance with the New EIT Law since 2008.

AM Technology qualified for the High and New-Tech Enterprise ("HNTE") status that would allow for a reduced 15% tax rate under EIT Law since year 2006. AM Technology also qualified as a HNTE located in a high-tech zone in Beijing and, therefore, was further entitled to a three- year exemption from EIT from year 2006 to 2008 and a preferential rate of 7.5% from year 2009 to 2010.AM Technology was subject to an EIT rate of 15% in 2011 and 2012, and is expected to be subject to an EIT rate of 15%as long as it maintains its status as a HNTE.

Shenzhen AM is subject to EIT on the taxable income at the gradual rate, which is 18% in 2008, 20% in 2009, 22% in 2010, 24% in 2011, and 25% in 2012, according to transitional rules of the New EIT Law. Since Shenzhen AM is also qualified as a "manufacturing foreign-invested enterprise" incorporated prior to the effectiveness of the New EIT Law, it is further entitled to a two-year exemption from EIT for years 2008 and 2009 and preferential rates of 11%, 12% and 12.5% for the year 2010, 2011 and 2012, respectively.

Hainan Jinhui is subject to EIT on the taxable income at the gradual rate, which is 18% in 2008, 20% in 2009, 22% in 2010, 24% in 2011, and 25% in 2012, according to transitional rules of the New EIT Law.

Xi'an AM qualified as a "Software Enterprise" in August 2008 by Technology Information Bureau of Shaanxi province, and therefore is entitled to a two-year exemption from the EIT commencing from its first profitable year and a 50% deduction of 25% EIT rate for the succeeding three years, with approved by the relevant tax authorities. As Xi'an AM first made profit in 2009, it was exempted from EIT in 2009 and 2010, and enjoys the preferential income tax rate of 12.5% from 2011 to 2013.

Income tax benefits/(expenses) are as follows:

	For the years ended December 31,
	2010	2011	2012

Income tax benefits/(expenses):
Current	$(2,792)	$(1,585)	$(4,324)
Deferred	3,527	1,319	1,831
Total	$735	$(266)	$(2,493)

The principal components of the Group's deferred income tax assets and liabilities are as follows:

	As of December 31,
	2011	2012

Deferred tax assets:
Current
Allowance for doubtful accounts	$5,119	$1,338
Accrued payroll	942	1,107
Valuation allowance	-	(381)

Deferred tax assets - current	6,061	2,064
Non-current
Depreciation of property and equipment	683	689
Amortization of intangible assets and concession fees	1,524	4,440
Taxable loss arising from a disposal of an equity method investment	215	217
Net operating loss carry forwards	12,255	11,063
Valuation allowance	(8,914)	(8,062)

Deferred tax assets - non-current	5,763	8,347
Deferred tax liabilities:
Non-current
Acquired intangible assets	3,800	380

Total deferred tax liabilities	$3,800	$380

The valuation allowance provided as of December 31, 2012 relates to the deferred tax assets generated by Shenzhen AM, AirTV United, AM Jinshi, Youtong, TJ AM, TJ Jinshi and Dongding, and was recognized based on the Group's estimates of the future taxable income of these entities. The Group's subsidiaries in the PRC had total net operating loss carry forwards of $44,442 as of December 31, 2012. The net operating loss carry forwards for the PRC subsidiaries will expire on various dates through 2017.

Reconciliation between the provision for income taxes computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2010	2011	2012

Net loss before provision for income taxes	$(8,608)	$(12,657)	$(29,770)
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	(2,152)	(3,164)	(7,443)
Expenses not deductible for tax purposes:
Entertainment expenses exceeded the tax limit	207	180	315
Goodwill impairment	-	-	5,153
Tax effect of tax losses not recognized	-	-	2,791
Tax effect of deductible temporary difference not recognized	-	-	1,425
Non-taxable income	(256)	-	-
Changes in valuation allowance	1,006	3,213	(471)
Effect of income tax holidays in subsidiaries, VIEs and VIEs' subsidiaries in the PRC	(1,501)	(819)	(675)
Effect of income tax rate difference in other jurisdictions	1,961	856	1,398

Income tax (benefits)/expenses	$(735)	$266	$2,493

Effective tax rates	8.5%	(2.1% )	(8.4% )

If the Group's subsidiaries, VIEs and VIEs' subsidiaries in the PRC were not in a tax holiday period in the years ended December 31, 2010, 2011 and 2012, the impact to net loss per share amounts would be as follows:

	For the years ended December 31,
	2010	2011	2012

Increase in income tax expenses	$1,501	$819	$675
Decrease in net loss per ordinary share-basic	0.01	0.01	0.01
Decrease in net loss per ordinary share-diluted	0.01	0.01	0.01

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2010, 2011and 2012. The Group did not incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2010, 2011and 2012.

Since the commencement of operations in August 2005, only AM Technology and Shenzhen AM have been subjected to a tax examination by the relevant PRC tax authorities. The Group's subsidiaries, VIEs and VIEs' subsidiaries remain subject to tax examinations at the tax authority's discretion.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group's overall operations, and more specifically, with regard to tax residency status. New EIT Law includes a provision specifying that legal entities organized outside of China will be considered residents for Chinese income tax purposes if the place of effective management or control is within China. The Implementation Rules to the New EIT Law provide that non-resident legal entities will be considered China residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within China. Additional guidance is expected to be released by the Chinese government in the near future that may clarify how to apply this standard to taxpayers. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that its legal entities organized outside of China should be treated as residents for New EIT Law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial report over tax basis, including those differences attributable to a more than 50% interest in a subsidiary. However, the Company's subsidiaries located in the PRC had been in loss position and had accumulated deficit as of December 31, 2011and 2012, and the tax basis for the investment was greater than the carrying value of this investment. A deferred tax asset should be recognized for this temporary difference only if it is apparent that the temporary difference will reverse in the foreseeable future. Absent of evidence of a reversal in the foreseeable future, no deferred tax asset for such temporary difference was recorded.

Aggregate undistributed earnings of the Company's subsidiaries located in the PRC that are available for distribution to the Company are considered to be indefinitely reinvested and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. The Chinese tax authorities have also clarified that distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2012
NET LOSS PER SHARE [Abstract]
NET LOSS PER SHARE
15.	NET LOSS PER SHARE

The calculation of the net loss per share is as follows:

	For the years ended December 31,
	2010	2011	2012
Net loss attributable to AirMedia Group Inc.'s ordinary shareholders (numerator)	$(4,917)	$(9,596)	$(32,728)
Shares (denominator):
Weighted average ordinary shares outstanding used in computing net loss per ordinary share - basic	131,252,115	129,537,955	124,269,245
Weighted average ordinary shares outstanding used in computing net loss per ordinary share - diluted (i)	131,252,115	129,537,955	124,269,245
Net loss per ordinary share-basic	$(0.04)	$(0.07)	$(0.26)
Net loss per ordinary share-diluted	(0.04)	(0.07)	(0.26)

(i)

The Group had securities outstanding which could potentially dilute basic net loss per share, but which were excluded from the computation of diluted net loss per share for the years ended December 31, 2010, 2011 and 2012, as their effects would have been anti- dilutive. For the year 2010, 2011 and 2012, such outstanding securities consisted of weighted average share options of 14,408,559, 15,269,198 and 15,747,929, respectively.

SHARE BASED PAYMENTS	12 Months Ended
Dec. 31, 2012
SHARE BASED PAYMENTS [Abstract]
SHARE BASED PAYMENTS
16.	SHARE BASED PAYMENTS

2007 Share incentive plan

On July 2, 2007, the Board of Directors adopted the 2007 share incentive plan (the "2007 Option Plan"), which allows the Group to grant options to its employees and directors to purchase up to 12,000,000 ordinary shares of the Company subject to vesting requirement..

On December 29, 2008, the Board of Directors amended 2007 Option Plan to allow the Group to grant options to its employees and directors to purchase up to 17,000,000 ordinary shares.

By December 31, 2012, total number of options granted under the 2007 Option Plan was 17,907,038, and 14,715,300 were outstanding.

On July 2, 2007, the Group awarded options to the Company's four senior executives (the "Senior Executive Options") and certain other officers and employees (the " Employee Options") to purchase an aggregate of 4,600,000 and 3,125,000 ordinary shares of the Company, respectively, with a contract life of 10 years, at an exercise price of $2.00 per share. One twelfth of the Senior Executive Options vests each quarter until July 2, 2010.

On July 20, 2007, the Board of Directors decided to remove the vesting clause that the vesting of the Employee Options is subject to management's determination on whether the grantee passes the evaluation of the performance of each vesting period. After this modification, the vesting of these Employee Options is only subject to services and one twelfth of the Employee Options vest each quarter until July 20, 2010. Therefore, July 20, 2007 was treated as the grant date of the Employee Options.

On July 20, 2007, the Board of Directors also granted options to certain consultants (the "Consultant Options") to purchase an aggregate of 340,000 ordinary shares of the Company at an exercise price of $2.00 per share. The contract life is 10 years. The Consultant Options have the same vesting schedule with the Employee Options.

On November 29, 2007, the Board of Directors granted options to the Group's non-employee directors, employees and consultants to purchase an aggregate of 2,330,000 ordinary shares of the Company, at an exercise price of $8.50 per share. The contract life is 5 years. One twelfth of theseoptions vests each quarter until November 29, 2010.

On December 10, 2008, the Board of Directors approved the adjustment of the exercise prices of the stock options which were granted on November 29, 2007 from $8.50 per share to $2.98 per share. The fair value of the options on December 10, 2008, the modification date, was $1.38 per option calculated using the Black-Scholes model based on the closing market price of the ordinary shares of the Company on the date. The incremental compensation cost of the re-priced options was $1,727, of which $626 was recognized as share based compensation expense for the year ended December 31, 2008.

On July 10, 2009, the Board of Directors granted options to the Group's non-employee directors, employees and consultants to purchase an aggregate of 5,434,500 ordinary shares of the Company, at an exercise price of $2.69 per share. The contractual term of the option is of 5 years. One twelfth of these options will vest each quarter until July 10, 2012.

On June 30, 2010, the Board of Directors approved the adjustment of the exercise prices of all stock options which were granted on July 2, 2007, July 20, 2007, November 29, 2007 and July 10, 2009 from $2.00, $2.00, $2.98 and $2.69 per share, respectively, to $1.57 per share. The fair value of the options on June 30, 2010, the modification date, was $0.47, $0.47, $0.51, $0.70 per option, respectively, calculated using the Black-Scholes model based on the closing market price of the ordinary shares of the Company on the date. The incremental compensation cost of the re- priced options was $2,666, of which $2,018 was recognized as share based compensation for the year ended December 31, 2010.

On September 1, 2012, the Board of Directors approved to grant options to the employees under 2007 Share Incentive Plan to purchase an aggregate of 1,857,538 ordinary shares of the Company, at an exercise price of $0.72 per ordinary share. One twelfth of the options will vest each quarter from September 4, 2012. The expiration date will be 5 years from the grant date.

On October 10, 2012, the Board of Directors approved the Company to extend the expiration date of the options granted on July 2, 2007, November 29, 2007 and July 10, 2009 to November 29, 2015. Modified awards are viewed as an exchange of the original award for a new award. The fair value of the stock options, which was $0.33 per share as of the modification date, was estimated using the Black-Scholes model. The incremental compensation cost of the modified award was $449, which was recognized as share-based compensation expenses for the year ended December 31, 2012.

2011 Share incentive plan

On March 18, 2011, the Board of Directors adopted 2011 Share Incentive Plan (the "2011 Option Plan"), which allows the Group to grant options to its employees and directors to purchase up to 2,000,000 ordinary shares of the Company subject to vesting requirement.

On March 22, 2011, the Board of Directors granted options to Group's employees to purchase an aggregate of 2,180,000 ordinary shares of the Company under 2007 Option Plan and 2011 Option Plan, at an exercise price of $2.3 per share. The contractual term of the options was 5 or 10 years. One twelfth of these options will vest each quarter through March 22, 2014. Subsequently on June 7, 2011, the Board of Directors approved to modify the exercise price of these stock options to $1.57 per share. The fair value of these options at the modification date was estimated to be $0.75 per option. The incremental share based compensation costs of the re-priced options was $314, of which will be recognized over the remaining service period through March 22, 2014.

On August 23, 2011, the Board of Directors approved the adjustment of the exercise price of certain stock options that were granted on July 2, 2007, July 20, 2007, November 29, 2007, July 10, 2009 and March 22, 2011, which were subsequently modified from $1.57 per share to $1.15 per share. The fair value of the options on the modification date was $0.21, $0.22, $0.26, $0.39 and $0.53 per share, respectively, calculated using the Black-Scholes model. The incremental compensation cost of the re-priced options was $1,259, of which $950 was recognized on the modification date, and the remainder recognized over the remaining service period.

In September 2012, the former CFO of the Group resigned. Of the 600,000 options granted to her on March 22, 2011, 300,000 were vested through her date of resignation. In conjunction with her resignation, she signed a supplementary agreement with the Group that granted her 100,000 immediately exercisable options and 200,000 options that would vest through September 22, 2013. During the vesting period, she would provide consulting service as a consultant. For the 100,000 immediately exercisable options, a measurement date was reached upon grant and the Group immediately recognized $35 share-based compensation expenses. For the 200,000 options that will vest through September 22, 2013, the Group will recognize expense based on the fair value of the options as of each reporting date through the measurement date, or September 23, 2013. For the year ended December 31, 2012, the Group recognized $19 share-based compensation expense for these options.

2012 Share incentive plan

On November 30, 2012, the Board of Directors adopted 2012 Share Incentive Plan (the "2012 Option Plan"), which allows the Group to grant options to its employees and directors to purchase up to 6,000,000 ordinary shares of the Company subject to vesting requirement.

On November 1 and November 30, 2012, the Group granted 20,000 options to a consultant under the 2007 Option Plan and 60,000 options under the 2012 Option Plan to purchase the Company's ordinary shares at an exercise price of $1.11 per share. The 20,000 share options vested immediately and one-third of the 60,000 share options will vest on February 1, May 1 and August 1, 2013, respectively.

The following summary of stock option activity under the 2007, 2011 and 2012 Share Incentive Planas of December 31, 2011 and 2012, reflective of all modifications is presented below:

	Outstanding Options
		Weighted average	Weighted average	Weighted average	Aggregate
	Number of	exercise price	grant-date	remaining	intrinsic
	options	per option	fair value	contractual terms	value

Outstanding at January 1, 2012	15,438,722	$1.26	$1.37
Granted	1,937,538	0.74	0.33
Exercised	(137,166)	1.17	2.13
Forfeited	(517,828)	1.40	1.07

Outstanding at December 31, 2012	16,721,266	1.19	1.27	3.79	446
Options vested and expected to vest as of December 31, 2012	16,657,308	$1.19	$1.22	3.77	446

Options exercisable as of December 31, 2012	14,273,734	$1.25	$1.31	3.54	74

The total intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012 was $1,416, $54 and $66, respectively. The total fair value of options vested during the years ended December 31, 2010, 2011 and 2012 was $6,344, $3,664 and $3,503, respectively.

The Group recorded share-based compensation of $7,971, $4,614 and $3,502 for the years ended December 31, 2010, 2011 and 2012, respectively. There was $1,595 of total unrecognized compensation expense related to unvested share options granted as of December 31, 2012. The expense is expected to be recognized over a weighted-average period of 1.93 years on a straight-line basis.

The fair value of each option granted was estimated on the date of grant/modification using the Black-Scholes option pricing model with the following assumptions used for grants during the applicable period.

For the years ended December 31,
	2010	2011	2012

Risk-free interest rate of return	2.03%-2.58%	0.00%-0.79%	0.12%-0.34%
Expected term	1.0-2.4 years	0.4-3.1 years	0.07-3.19 years
Volatility	73.48%-113.84%	70.64%-70.74%	67.57%-94.43%
Dividend yield	-	-	-

(1)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company's ordinary shares and listed shares of comparable companies over a period comparable to the expected term of the options. From March 2011, the volatility was estimated based on the historical volatility of the Company's share price as the Company has accumulated sufficient history of stock price for a period comparable to the expected term of the options.

(2)	Risk-free rate

Risk-free rate is based on yield of US treasury bill as of valuation date with maturity date close to the expected term of the options.

(3)	Expected term

The expected term is estimated based on a consideration of factors including the original contractual term and the vesting term.

(4)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options. The Group has no plan to pay any dividend in the foreseeable future. Therefore, the Group considers the dividend yield to be zero.

(5)	Exercise price

The exercise price of the options was determined by the Group's Board of Directors.

(6)	Fair value of underlying ordinary shares

The closing market price of the ordinary shares of the Company as of the grant/modification date was used as the fair value of the ordinary shares on that date.

FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT [Abstract]
FAIR VALUE MEASUREMENT
17.	FAIR VALUE MEASUREMENT

Measured on recurring basis

The Group had no financial assets and liabilities measured and recorded at fair value on a recurring basis as of December 31, 2011 and 2012.

Measured on non-recurring basis

The Group measured the intangible assets at fair value on a nonrecurring basis as results of the impairment loss of $9,583 recognized in 2012, as set out in Note 10. The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection on the discounted future cash flow and the discount rate.

The Group measured the goodwill at fair value on a nonrecurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments (Note 11). The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection on the discounted future cash flow and the discount rate. The impairment loss of $20,611 was recognized for the year ended December 31, 2012.

SHARE REPURCHASE PLAN	12 Months Ended
Dec. 31, 2012
SHARE REPURCHASE PLAN [Abstract]
SHARE REPURCHASE PLAN
18.	SHARE REPURCHASE PLAN

On March 21, 2011, the Board of Directors authorized the Group to repurchase up to $20 million of its own outstanding ADSs within two years from March 21, 2011. On September 26, 2012, the Board of Directors approved to increase the amount of the share repurchase program to $40 million of its own outstanding ADS and to extend the termination date of the share repurchase program to March 20, 2014.

As of December 31, 2012, the Group had repurchased an aggregate of 5,034,054 ADSs on the open market for a total consideration of $14.6 million. As of December 31, 2012, 2,190,685 ADSs had been cancelled and 2,843,369 ADSs were recorded as treasury stock.

MAINLAND CHINA CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2012
MAINLAND CHINA CONTRIBUTION PLAN [Abstract]
MAINLAND CHINA CONTRIBUTION PLAN
19.	MAINLAND CHINA CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labour regulations require the Group to accrue for these benefits based on certain percentages of the employees' income. The total contribution for such employee benefits were $2,779, $2,955 and $3,425 for the years ended December 31, 2010, 2011 and 2012, respectively.

STATUTORY RESERVES	12 Months Ended
Dec. 31, 2012
STATUTORY RESERVES [Abstract]
STATUTORY RESERVES
20.	STATUTORY RESERVES

As stipulated by the relevant law and regulations in the PRC, the Group's subsidiaries, VIEs and VIEs' subsidiaries in the PRC are required to maintain non-distributable statutory surplus reserve. Appropriations to the statutory surplus reserve are required to be made at not less than 10% of profit after taxes as reported in the subsidiaries' statutory financial statements prepared under the PRC GAAP. Once appropriated, these amounts are not available for future distribution to owners or shareholders. Once the general reserve is accumulated to 50% of the subsidiaries' registered capital, the subsidiaries can choose not to provide more reserves. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production and increase in registered capital of the subsidiaries. The Group allocated $378 and $2,095 to statutory reserves during the years ended December 31, 2011 and 2012, respectively. The statutory reserves cannot be transferred to the Company in the form of loans or advances and are not distributable as cash dividends except in the event of liquidation.

RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2012
RESTRICTED NET ASSETS [Abstract]
RESTRICTED NET ASSETS
21.	RESTRICTED NET ASSETS

Relevant PRC laws and regulations restrict the WFOEs, VIEs and VIEs' subsidiaries from transferring a portion of their net assets, equivalent to the balance of their statutory reserves and their paid-in-capital, to the Group in the form of loans, advances or cash dividends. Relevant PRC statutory laws and regulations restrict the payments of dividends by the Group's PRC subsidiaries and VIEs and VIEs' subsidiaries from their respective retained earnings, if any, as determined in accordance with PRC accounting standards and regulations.

As of December 31, 2012, the balance of restricted net assets was $267,748, of which $69,414 was attributed to the paid-in-capital and statutory reserves of the VIEs and VIEs' subsidiaries, and $198,334 was attributed to the paid in capital and statutory reserves of WFOE, respectively. Under applicable PRC laws, loans from PRC companies to their offshore affiliated entities require governmental approval, and advances by PRC companies to their offshore affiliated entities must be supported by bona fide business transactions.

COMMITMENTS	12 Months Ended
Dec. 31, 2012
COMMITMENTS [Abstract]
COMMITMENTS
22.	COMMITMENTS

(a)	Rental leases

The Group has entered into operating lease agreements principally for its office spaces in the PRC. These leases expire through 2015 and are renewable upon negotiation. Rental expenses under operating leases for the years ended December 31, 2010, 2011 and 2012 were $2,626, $2,528 and $2,668, respectively.

Future minimum rental lease payments under non-cancellable operating leases agreements were as follows:

Year

2013	$2,049
2014	646
2015	338
$3,033

(b)	Concession fees

The Group has entered into concession right agreements with vendors, such as airports, airlines and a petroleum company. The contract terms of such concession rights are usually three to five years. The concession rights expire through 2019 and are renewable upon negotiation. Concession fees charged into statements of operations for the years ended December 31, 2010, 2011 and 2012 were $134,293, $160,199 and $177,996, respectively.

Future minimum concession fee payments under non-cancellable concession right agreements were as follows:

Year

2013	$176,827
2014	147,269
2015	83,781
2016	23,611
2017	16,997
2018 and thereafter	36,932

$485,417

(c)	Capital commitments

The Group has entered into purchase agreements with vendors for media equipment in airports and gas stations. The minimum purchase payments under non-cancellable purchase agreements were $19,998 and $8,427 for the year ending December 31, 2013 and 2014, respectively.

CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
CONTINGENT LIABILITIES [Abstract]
CONTINGENT LIABILITIES
23.	CONTINGENT LIABILITIES

(a)	Outdoor advertisement registration certificate

On May 22, 2006, the State Administration for Industry and Commerce, or the SAIC, a governmental authority in the PRC, amended the Provisions on the Registration Administration of Outdoor Advertisements, or the new outdoor advertisement provisions. Pursuant to the amended outdoor advertisement provisions, advertisements placed inside or outside of the "departure halls" of airports are treated as outdoor advertisements and must be registered in accordance with the local SAIC by "advertising distributors". To ensure that the Group's airport operations comply with the applicable PRC laws and regulations, the Group is in the process of making inquiries with the local SAICs in the cities in which the Group has operations or intends to operate with respect to the application for an advertising registration certificate. However, the local SAICs with whom the Group consulted have expressed different views on whether the advertisements shown on the Group's digital TV screens should be regarded as outdoor advertisements and how to register those advertisements. As of the date of these consolidated financial statements, only Shanghai and Beijing SAIC has accepted the Group's application and issued the outdoor advertising registration certifications. Some local SAICs need more time to consider the implementation of the new outdoor advertising provisions and some SAICs do not require the Group to register. The Group intends to register with the relevant SAICs if the Group is required to do so, but the Group cannot assure that the Group will obtain the registration certificate in compliance with the new outdoor advertisement provisions due to the uncertainty in the implementation and enforcement of the regulations promulgated by the SAIC. If the requisite registration is not obtained, the relevant local SAICs may require the Group to forfeit advertising income earned, impose administrative fines of up to $5. They may also require the Group to discontinue advertisements at airports where the requisite advertising registration is not obtained, which may result in a breach of one or more of the Group's agreements with the Group's advertising clients and materially and adversely affect the Group's business and results of operations. As of December 31, 2012, the Group did not record a provision for this matter as management believes the possibility of adverse outcome of the matter is remote and any liability it may incur would not have a material adverse effect on its consolidated financial statements. However, it is not possible for the Group to predict the ultimate outcome and the possible range of the potential impact of failure to obtain such disclosed registrations and approvals primarily due to the lack of relevant data and information in the market in this industry in the past.

(b)	Approval for non-advertising content

A majority of the digital frames and digital TV screens in the Group's network include programs that consist of both advertising content and non-advertising content. On December 6, 2007, the State Administration of Radio, Film or Television, or the SARFT, a governmental authority in the PRC, issued the Circular regarding Strengthening the Management of Public Audio-Video in Automobiles, Buildings and Other Public Areas, or the SARFT Circular. According to the SARFT Circular, displaying audio-video programs such as television news, films and television shows, sports, technology and entertainment through public audio-video systems located in automobiles, buildings, airports, bus or train stations, shops, banks and hospitals and other outdoor public systems must be approved by the SARFT. The Group intends to obtain the requisite approval of the SARFT for the Group's non-advertising content, but the Group cannot assure that the Group will obtain such approval in compliance with this new SARFT Circular, or at all. In November 2010, the Group entered into a strategic partnership with CCTV Mobile Media to operate the CCTV Air Channel to broadcast TV programs to air travellers in China. Under the arrangement, CCTV Mobile Media will be responsible for program planning, production, and broadcasting. The Group will operate exclusively the advertising business of CCTV Air TV Channel. According to the terms of the cooperation arrangement with CCTV Mobile Media, during the cooperation period from November 29, 2010 to November 28, 2025, CCTV Mobile Media shall obtain and, from time to time, be responsible for obtaining any approval, license and consent regarding the regulation of broadcasting and television from relevant authorities. There is no assurance that CCTV Mobile Media will be able to obtain or maintain the requisite approval or we will be able to renew the contract with CCTV Mobile Media when it expires. If the requisite approval is not obtained, the Group will be required to eliminate non-advertising content from the programs included in the Group's digital frames and digital TV screens and advertisers may find the Group's network less attractive and be unwilling to purchase advertising time slots on the Group's network. As of December 31, 2012, the Group did not record a provision for this matter as management believes the possibility of adverse outcome of the matter is remote and any liability it may incur would not have a material adverse effect on its consolidated financial statements. However, it is not possible for the Group to predict the ultimate outcome and the possible range of the potential impact of failure to obtain such disclosed registrations and approvals primarily due to the lack of relevant data and information in the market in this industry in the past.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
24.	RELATED PARTY TRANSACTIONS

(a)	Details of outstanding balances with the Group's related parties as of December 31, 2011 and 2012 were as follows:

Amount due from related parties-trading:

Name of related parties	Relationship	As of December 31,
		2011	2012

BEMC	Equity method investment of the Group	$148	$1,310
		$148	$1,310

The amount due from BEMC represents the uncollected advertising revenues earned from BEMC as of December 31, 2011 and 2012, respectively.

Amount due to related parties-trading:

Name of related parties	Relationship	As of December 31,
		2011	2012

BEMC	Equity method investment of the Group	$443	$447
		$443	$447

The amount due to BEMC represents the deposits received for publishing advertisement as of December 31, 2011 and 2012.

(b)	Details of related party transactions occurred for the years ended December 31, 2010, 2011 and 2012 were as follows:

Advertising revenues earned from:

		For the years ended December 31
Name of related parties	Relationship	2010	2011	2012

BEMC	Equity method investment of the Group	$3,627	$179	$1,852
Zhangshangtong	Cost method investment of the Group	92	27	-

		$3,719	$206	$1,852

Agency cost paid to:

		For the years ended December 31
Name of related parties	Relationship	2010	2011	2012

BEMC	Equity method investment of the Group	$747	$-	$-

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2012
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY [Abstract]
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
FINANCIAL INFORMATION OF PARENT COMPANY
BALANCE SHEETS
(In U.S. dollars in thousands, except share related data)

	As of December 31,
	2011	2012
Assets
Current assets
Cash and cash equivalents	$2,391	$196
Investment in subsidiaries	86,887	60,514
Amount due from subsidiaries	183,701	181,204
Other current assets	181	778

TOTAL ASSETS	273,160	242,692
Liabilities
Current liabilities
Accounts payable	40	-
Amount due to subsidiaries	156	421
Accrued expenses and other liabilities	816	395

Total liabilities	1,012	816
Equity
Ordinary Shares($0.001 par value; 900,000,000 shares authorized in 2011 and 2012; 127,662,057 shares and 127,662,057 shares issued as of December 31, 2011 and 2012, respectively; 125,247,597 shares and 122,112,485 shares outstanding as of December 31, 2011 and 2012, respectively)	128	128
Additional paid in capital	275,150	278,652
Treasury stock(2,414,460 and 5,549,572 shares as of December 31, 2011 and 2012, respectively)	(3,775)	(7,035)
Accumulated deficits	(30,089)	(62,817)
Accumulated other comprehensive income	30,734	32,948

Total equity	272,148	241,876

TOTAL LIABILITIES AND EQUITY	$273,160	$242,692
AIRMEDIA GROUP INC.

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENTS OF OPERATIONS
(In U.S. dollars in thousands, except share related data)
	For the years ended December 31,
	2010	2011	2012
Operating expenses
Selling and marketing	$(2,424)	$(1,421)	$(859)
General and administrative	(5,987)	(3,471)	(3,282)
Total operating expenses	(8,411)	(4,892)	(4,141)
Investment income/(loss)in subsidiaries	3,354	(4,795)	(28,587)
Interest income	140	91	-

Net loss attributable to holders of ordinary shares	$(4,917)	$(9,596)	$(32,728)
AIRMEDIA GROUP INC.

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (LOSS)
(In U.S. dollars in thousands, except share related data)

					Retained	Accumulated
					earnings/	other
	Ordinary shares		Additional	Treasury	(Accumulated	comprehensive	Total	Comprehensive
	Shares	Amount	paid in capital	stock	deficits)	income	equity	income (loss)

Balance as of January 1, 2010	131,179,487	132	268,542	-	(15,576)	9,944	263,042	(37,347)
Ordinary shares issued for share based compensation	725,524	-	1,163	-	-	-	1,163
Share-based compensation	-	-	7,971	-	-	-	7,971
Foreign currency translation adjustment	-	-	-	-	-	8,409	8,409	8,409
Net loss	-	-	-	-	(4,917)	-	(4,917)	(4,917)

Balance as of December 31, 2010	131,905,011	132	277,676	-	(20,493)	18,353	275,668	3,492
Ordinary shares issued for share based compensation	138,416	-	229	-	-	-	229
Share repurchase	(4,381,370)	(4)	(7,369)	-	-	-	(7,373)
Treasury stock	(2,414,460)	-	-	(3,775)	-	-	(3,775)
Share-based compensation	-	-	4,614	-	-	-	4,614
Foreign currency translation adjustment	-	-	-	-	-	12,381	12,381	12,381
Net loss	-	-	-	-	(9,596)	-	(9,596)	(9,596)

Balance as of December 31, 2011	125,247,597	$128	$275,150	$(3,775)	$(30,089)	$30,734	$272,148	$2,785
Ordinary shares issued for share based compensation	137,166	-	-	161	-	-	161
Share repurchase held as treasury stock	(3,272,278)	-	-	(3,421)	-	-	(3,421)
Share-based compensation	-	-	3,502	-	-	-	3,502
Foreign currency translation adjustment	-	-	-	-	-	2,214	2,214	2,214
Net loss	-	-	-	-	(32,728)	-	(32,728)	(32,728)

Balance as of December 31, 2012	122,112,485	$128	$278,652	$(7,035)	$(62,817)	$32,948	$241,876	$(30,514)
AIRMEDIA GROUP INC.

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENTS OF CASH FLOWS
(In U.S. dollars in thousands, except share related data)
	For the years ended December 31,
	2010	2011	2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$(4,917)	$(9,596)	$(32,728)
Investment loss/(income) in subsidiaries	(3,354)	4,795	28,587
Share-based compensation	7,971	4,614	3,502
CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets	27	16	(597)
Accounts payable	4	36	(40)
Other current liabilities	767	(697)	(421)
Amount due to subsidiaries	53	25	265
Amount due from subsidiaries	(541)	482	2,497
Net cash provided by (used in) operating activities	10	(325)	1,065

CASH FLOWS FROM INVESTING ACTIVITIES
Payments for acquisition of subsidiaries	(12,178)	-	-
Advance payment / payment for contingent consideration in connection with a business combination	(2,415)	(2,966)	-
Net cash used in investing activities	(14,593)	(2,966)	-

CASH FLOWS FROM FINANCING ACTIVITIES
Share repurchase	-	(7,373)	-
Treasury stock	-	(3,775)	(3,421)
Proceeds from exercises of stock options	1,163	229	161
Net cash provided by (used in) financing activities	1,163	(10,919)	(3,260)

Net decrease in cash	(13,420)	(14,210)	(2,195)
Cash, at beginning of year	30,021	16,601	2,391

Cash, at end of year	$16,601	$2,391	$196

Notes:

1.	BASIS FOR PREPARATION

The condensed financial information of the parent company, AirMedia Group Inc., only has been prepared using the same accounting policies as set out in the Group's consolidated financial statements except that the parent company has used equity method to account for its investment in its subsidiaries, AM Technology, Shenzhen AM, Xi'an AMand Glorious Star, and its VIEs, ShengshiLianhe, AM Advertising, AirMedia UC and AM Yuehang, and VIEs' subsidiaries, AirTV United, AM Film, Flying Dragon, AM Wenzhou, Weimei Lianhe, Hainan Jinhui, Youtong, AM Jinshi, TJ Jinshi, TJ AM, Dongding, AM Outdoor, GreatView Media and AM Jinsheng.

2.	INVESTMENTS IN SUBSIDIARIES AND VARIABLE INTEREST ENTITIES

The Company, its subsidiaries, its VIEs and VIEs' subsidiaries are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of the Company's stand-alone financial statements, its investments in subsidiaries, VIEs and VIEs' subsidiaries are reported using the equity method of accounting. The Company's share of income and losses from its subsidiaries, VIEs and VIEs' subsidiaries is reported as earnings from subsidiaries, VIEs and VIEs' subsidiaries in the accompanying condensed financial information of parent company.

3.	INCOME TAXES

The Company is a tax exempted company incorporated in the Cayman Islands.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation
Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America ("US GAAP").

Basis of consolidation
Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and its VIEs' subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates
Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the financial statements and accompanying notes, including allowance for doubtful accounts, the useful lives of property and equipment and intangible assets, impairment of long-term investments, impairment of goodwill, impairment of long-lived assets, stock-based compensation, purchase price allocation for business acquisition and valuation allowance for deferred tax assets. Actual results could differ from those estimates.

Significant risks and uncertainties
Significant risks and uncertainties

The Group participates in a dynamic industry and believes that changes in any of the following areas could have a material adverse effect on the Group's future financial position, results of operations, or cash flows: the Group's limited operating history; advances and trends in new technologies and industry standards; competition from other competitors; regulatory or other PRC related factors; risks associated with the Group's ability to attract and retain employees necessary to support its growth; risks associated with the Group's growth strategies; and general risks associated with the advertising industry.

Fair value
Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Fair value of financial instruments
Fair value of financial instruments

The Group's financial instruments include cash, restricted cash, accounts receivable, short term investment, amounts due from related parties, accounts payable, and amounts due to related parties, the carrying amounts of which approximate their fair values due to their short-term maturity.

The Group did not have any other financial assets and liabilities or nonfinancial assets and liabilities that are measured at fair value on recurring basis as of December 31, 2011and 2012.

The Group's financial assets and liabilities measured at fair value on a non-recurring basis include acquired assets and liabilities based on level 3 inputs in connection with business combinations.

Cash and cash equivalents
Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid deposits which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Restricted cash
Restricted cash

Restricted cash represents the bank deposits in escrow accounts as the performance security for certain concession right agreements.

Short-term investment
Short-term investment

Short-term investments comprise marketable debt securities, which are classified as held- to-maturity as the Group has the positive intent and ability to hold the securities to maturity. All of the Group's held-to-maturity securities are stated at their amortized costs and classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year.

The Group reviews its short-term investments for other-than-temporary impairment based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its short-term investments. If the cost of an investment exceeds the investment's fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, and the Group's intent and ability to hold the investment, in determining if impairment is needed.

Property and equipment
Property and equipment

Property and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Digital display network equipment	5 years
Gas station display network equipment	5 years
Furniture and fixture	5 years
Computer and office equipment	3-5 years
Vehicle	5 years
Software	5 years
Property	50 years
Leasehold improvement	Shorter of the term of the lease or the estimated useful lives of the assets

Impairment of long-lived assets and intangible assets with definite life
Impairment of long-lived assets and intangible assets with definite life

The Group evaluates the recoverability of its long-lived assets, including intangible assets with definite life, whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the excess of carrying amount over the fair value of the assets.

Impairment of goodwill
Impairment of goodwill

The Group annually, or more frequently if the Group believes indicators of impairment exist, reviews the carrying value of goodwill to determine whether impairment may exist.

Specifically, goodwill impairment is determined using a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit's goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

The Group has four reporting units: the advertising media in air travel areas, the advertising media in gas station, the outdoor advertising media and the fire station advertising media. The Group performs its annual impairment tests on December 31 of each year.

Long-term investments
Long-term investments

Equity method investments

Investee companies over which the Company has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee's Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

Cost method investments

For investments in an investee over which the Group does not have significant influence, the Group carries the investment at cost and recognizes income as any dividends declared from distribution of investee's earnings. The Group reviews the cost method investments for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. An impairment loss is recognized in earnings equal to the difference between the investment's carrying amount and its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value of the investment would then become the new cost basis of the investment.

Business combinations
Business combinations

Business combinations are recorded using the acquisition method of accounting. For acquisitions that occurred after January 1, 2009, the assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. For acquisitions that occurred before January 1, 2009, any non-controlling interest was reflected at historical cost. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as of the date of acquisition. For shares issued in a business combination, the Group has estimated the fair value as of the date of acquisition.

Where the consideration in an acquisition includes contingent consideration, the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings.

Acquired intangible assets
Acquired intangible assets

Acquired intangible assets with finite lives are carried at cost less accumulated amortization. Customer relationship intangible asset is amortized using the estimated attrition pattern of the acquired customers. Amortization of other finite-lived intangible assets is computed using the straight-line method over the following estimated economic lives:

TV program license	20 years
Audio-vision programming & broadcasting qualification	19.5 years
Customer relationships	3-3.4 years
Contract backlog	1.2-3 years
Concession agreements	3.8-10 years
Non-compete agreements	4.4 years

Revenue recognition
Revenue recognition

The Group's revenues are derived from selling advertising time slots on the Group's advertising networks, primarily air travel advertising network. For the years ended December 31, 2010, 2011 and 2012, the advertising revenues were generated from digital frames in airports, digital TV screens in airports, digital TV screens on airlines, traditional media in airports, gas station media network and other media.

The Group typically signs standard contracts with its advertising customers, who require the Group to run the advertiser's advertisements on the Group's network in specified locations for a period of time. The Group recognizes advertising revenues ratably over the performance period for which the advertisements are displayed, so long as collection of the fees remains probable.

The Group also wholesales the advertising platforms such as scrolling light boxes and billboards in the gas stations located in some major cities, except Beijing, Shanghai and Shenzhen, to advertising agents, and signs fixed fee contracts with the agents for a specified period. The revenue is recognized on a straight-line basis over the specified period.

Deferred revenue

Prepayments from customers for advertising service are deferred and recognized as revenue when the advertising services are rendered.

Non-monetary exchanges

The Group occasionally exchanges advertising time slots and locations with other entities for assets or services, such as equipment and other assets. The amount of assets and revenue recognized is based on the fair value of the advertising provided or the fair value of the transferred assets, whichever is more readily determinable. The amounts of revenues recognized for nonmonetary transactions were $1,244,$2,823 and $1,287 for the years ended December 31, 2010, 2011 and 2012, respectively. No direct costs are attributable to the revenues.

Business tax and other sale related taxes
Business tax and other sale related taxes

The Group's PRC subsidiaries and VIEs are subject to business tax and other sale related taxes at the rate of 8.5% on total revenues after deduction of certain costs of revenues permitted by the PRC tax laws.

Value Added Tax ("VAT")
Value Added Tax ("VAT")

The Company's PRC subsidiaries are subject to value-added tax at a rate of 6% on revenues from advertising services and paid after deducting input VAT on purchases. The net VAT balance between input VAT and output VAT is reflected in the account under other taxes payable.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC. Such VAT pilot program is to be phased in Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Starting from September 1, 2012, certain subsidiaries and VIEs became subject to VAT at the rates of 6% or 3%, on certain service revenues which were previously subject to business tax. For the year ended December 31, 2012, gross revenue is presented net of $8,785 of VAT.

Concession fees
Concession fees

The Group enters concession right agreements with vendors such as airports, airlines and a petroleum company, under which the Group obtains the right to use the spaces or equipment of the vendors to display the advertisements. The concession right agreements are treated as operating lease arrangements.

Fees under concession right agreements are usually due every three, six or twelve months. Payments made are recorded as current assets and current liabilities according to the respective payment terms. Most of the concession fees with airports and airlines are fixed with escalation, which means fixed increase over each year of the agreements. The total concession fee under the concession right agreements with airports and airlines is charged to the consolidated statements of operations on a straight-line basis over the agreement periods, which is generally between three and five years.

The fee structure of the concession right agreement with the petroleum company is based on the actual number of developed gas stations and associated standard annual concession fee for each developed gas station. Each gas station has its specific lease term starting from the time when it is actually put into operation. The calculation of rental payments is based on how many months the gas stations are actually put into operation during the year and the standard annual concession fee determined based on the location of the gas station. Accordingly, each gas station is treated as a separate lease and rental payments are recognized on a straight-line basis over its lease term. The amount of annual concession fee to-be-paid is determined by an actual incurred concession fee or a fixed minimum payment if any base on negotiation with the petroleum company.

Agency fees
Agency fees

The Group pays fees to advertising agencies based on certain percentage of revenues made through the advertising agencies upon receipt of payment from advertisers. The agency fees are charged to cost of revenues in the consolidated statements of operations ratably over the period in which the advertising is displayed. Prepaid and accrued agency fees are recorded as current assets and current liabilities according to relative timing of payments made and advertising service provided. From time to time, the Group and certain advertising agencies may renegotiate and mutually agree, as permitted by applicable laws, to extinguish existing agency fee liabilities as calculated under the terms of existing contracts. .Such extinguishments are recorded as a reduction in cost of sales in the period the renegotiations are finalized. During the years ended December 31, 2010, 2011 and 2012, reversals in cost of sales as a result of renegotiated agency fees amounted to nil, nil, and $6,407, respectively.

Operating leases
Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating lease. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Advertising costs
Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses were $558,$288 and $767 for the years ended December 31, 2010, 2011 and 2012, respectively, and have been included as part of selling and marketing expenses.

Payment by depositary
Payment by depositary

The depositaryof the Company's American Depositary Shares("ADS") has agreed to reimburse the Group for certain qualified expenses incurred. There are limits on the amount to be reimbursed to the Group, but the amount of reimbursement available to the Group is not necessarily tied to the amount of fees the depositary collects from investors. The Group recognizes the reimbursable amounts in other income on the consolidated statements of operations on a straight-line basis over the contract term with the depositary. The Group has recorded $539, $539 and $539 in other income for the years ended December 31, 2010, 2011 and 2012, respectively.

Foreign currency translation
Foreign currency translation

The functional and reporting currency of the Company and the Company's subsidiaries domiciled in BVI and Hong Kong are the United States dollar ("U.S. dollar"). The financial records of the Company's other subsidiaries, VIEs and VIEs' subsidiaries located in the PRC are maintained in their local currency, the Renminbi ("RMB"), which are the functional currency of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Group's entities with functional currency of RMB translate their operating results and financial position into the U.S. dollar, the Company's reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Retained earnings and equity are translated using the historical rate. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Income taxes
Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities.

The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authorities. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Additionally, the Group classifies the interest and penalties, if any, as a component of the income tax position.

Share-based payments
Share-based payments

Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument issued, and recognized as compensation expenses over the requisite service periods based on a straight-line method, with a corresponding impact reflected in additional paid-in capital.

Share-based payment transactions with non-employees are measured based on the fair value of the options as of each reporting date through the measurement date, with a corresponding impact reflected in additional paid-in capital.

Comprehensive income/(loss)
Comprehensive income/(loss)

Comprehensive income/(loss)includes net income/(loss) and foreign currency translation adjustments and is presented net of tax, the amount of which is nil for the three years ended December 31, 2012. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income. Beginning January 1, 2012, the Group presented the consolidated statements of comprehensive income in two separate but consecutive statements.

Allowance of doubtful accounts
Allowance of doubtful accounts

The Group conducts credit evaluations of clients and generally do not require collateral or other security from clients. The Group establishes an allowance for doubtful accounts based upon estimates, historical experience and other factors surrounding the credit risk of specific clients and utilizes both specific identification and a general reserve to calculate allowance for doubtful accounts. The amount of receivables ultimately not collected by the Group has generally been consistent with expectations and the allowance established for doubtful accounts. If the frequency and amount of customer defaults change due to the clients' financial condition or general economic conditions, the allowance for uncollectible accounts may require adjustment. As a result, the Group continuously monitors outstanding receivables and adjusts allowances for accounts where collection may be in doubt.

Concentration of credit risk
Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and accounts receivable. The Group places their cash with financial institutions with high-credit rating and quality.

The Group conducts credit evaluations of customers and generally do not require collateral or other security from their customers. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors relevant to determining the credit risk of specific customers. The amount of receivables ultimately not collected by the Group has generally been consistent with management's expectations and the allowance established for doubtful accounts.

Details of the customers accounting for 10% or more of total revenues are as follow:

Customer	For the years ended December 31,
	2010	2011	2012

A	1.7%	6.9%	11.2%

Details of the customers accounting for 10% or more of accounts receivable are as follow:

Customer	As of December 31,
	2011	2012

B	7.7%	15.3%

Net loss per share
Net loss per share

Basic net loss per share are computed by dividing net loss attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted net loss reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares(common stock options and warrants and their equivalents using the treasury stock method) were exercised or converted into ordinary shares. Potential common shares in the diluted net loss per share computation are excluded in periods of losses from continuing operations, as their effect would be anti-dilutive.

Government subsidiaries
Government subsidies

The Group primarily receives tax refund and development supporting bonus from tax bureau and local government without any condition or restriction. The government subsidies are recorded in other income on the consolidated statements of operations in the period in which the amounts of such subsidies are received. The recognized government subsidies as other income are $256, $268 and $210 for the years ended December 31, 2010, 2011 and 2012, respectively.

Recently issued accounting standards adopted
Recent issued accounting standards adopted

In May 2011, the Financial Accounting Standards Board(the "FASB") issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

Highest-and-best-use and valuation-premise concepts for nonfinancial assets-the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk-the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

Premiums or discounts in fair value measure-the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity's holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market's normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

Fair value of an instrument classified in a reporting entity's stockholders' equity-the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders' equity; this model is consistent with the guidance on measuring the fair value of liabilities.

Disclosures about fair value measurements-the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

(i)

For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The adoption of this guidance did not have a significant effect on the Group's consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011. The Group adopted this guidance effective January 1, 2012 and presented the consolidated statements of comprehensive income in two separate but consecutive statements.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and non-public, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity's financial statements for the most recent annual or interim period have not yet been issued. The adoption of this pronouncement did not have a significant effect on the Group's consolidated financial statements, as the Group chose to directly perform the two- step goodwill impairment test for 2012.

In July 2012, the FASB issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the guidance, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite- lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset. The guidance does not revise the requirement to test indefinite-lived intangible assets annually for impairment. In addition, the guidance does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. The guidance was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The adoption of this guidance did not have a significant effect on the Group's consolidated financial statements.

Recent issued accounting standards not yet adopted
Recent issued accounting standards not yet adopted

In December 2011, the FASB has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. In January 2013, the FASB further clarifies that ordinary trade receivables and receivables are not in the scope of the authoritative pronouncement and the pronouncement applies only to derivatives, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with specific criteria contained in the FASB Accounting Standards Codification™ (Codification) or subject to a master netting arrangement or similar agreement. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In February 2013, the FASB issued an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income.

The guidance expands the exiting disclosure requirement for reporting net income or other comprehensive income in financial statements, including:

•

Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.

•

Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

The amendments apply to all public and private companies that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods (interim and annual). The amendments are effective for reporting periods beginning after December 15, 2012, for public companies. Early adoption is permitted. The Group does not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.

In March 2013, the FASB has issued an authoritative pronouncement related to parent's accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a non-profit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. The Group does not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.

For an equity method investment that is a foreign entity, the partial sale guidance still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment.

Additionally, the amendments in this pronouncement clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events.

The amendments in this pronouncement are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity's fiscal year of adoption. The Group does not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations

ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
Variable Interest Entity [Line Items]
Schedule of Company's Subsidiaries and VIE's
As of December 31, 2012, details of the Company's subsidiaries, VIEs and VIEs' subsidiaries are as follows:

	Date of		Percentage of
	incorporation/	Place of	legal
Name	acquisition	incorporation	ownership
Intermediate Holding Company:
Broad Cosmos Enterprises Ltd.	June 26, 2006	British Virgin Islands("BVI")	100%
AirMedia International Limited("AM International")	July 14, 2007	BVI	100%
AirMedia (China) Limited ("AM China")	August 5, 2005	Hong Kong	100%
Excel Lead International Limited("Excel Lead")	August 1, 2008	BVI	100%
Dominant City Ltd.("Dominant City")	July 1, 2009	BVI	100%
Easy Shop Ltd.("Easy Shop")	January 1, 2010	BVI	100%
Glorious Star Investment Limited("Glorious Star")	August 1, 2008	Hong Kong	100%
Subsidiaries:
AirMedia Technology(Beijing) Co., Ltd.("AM Technology")	September 19, 2005	the PRC	100%
Shenzhen AirMedia Information Technology Co., Ltd. ("Shenzhen AM")	June 6, 2006	the PRC	100%
Xi'an AirMedia Chuangyi Technology Co., Ltd.("Xi'an AM")	December 31, 2007	the PRC	100%
VIEs:
Beijing ShengshiLianhe Advertising Co., Ltd. ("ShengshiLianhe")	August 7, 2005	the PRC	N/A
AirMedia Group Co., Ltd. (Formerly Beijing AirMedia Advertising Co., Ltd.) ("AM Advertising")	November 22, 2005	the PRC	N/A
Beijing AirMedia UC Advertising Co. Ltd. ("AirMedia UC")	January 1, 2007	the PRC	N/A
Beijing Yuehang Digital Media Advertising Co. Ltd. ("AM Yuehang")	January 16, 2008	the PRC	N/A
	Date of		Percentage of
	incorporation/	Place of	legal
Name	acquisition	incorporation	ownership
VIE's subsidiaries:
AirTV United Media & Culture Co., Ltd. ("AirTV United")	October 10, 2006	the PRC	N/A
Beijing AirMedia Film & TV Culture Co. Ltd. ("AM Film")	September 13, 2007	the PRC	N/A
Flying Dragon Media Advertising Co., Ltd. ("Flying Dragon")	August 1, 2008	the PRC	N/A
Wenzhou AirMedia Advertising Co., Ltd. ("AM Wenzhou")	October 17, 2008	the PRC	N/A
Beijing Weimei Lianhe Advertising Co., Ltd. ("Weimei Lianhe")	March 10, 2009	the PRC	N/A
Beijing Shengshi Lixin Culture & Media Co., Ltd. ("Shengshi Lixin")	June 1, 2009	the PRC	N/A
Hainan Jinhui Guangming Media Advertising Co., Ltd. ("Hainan Jinhui")	June 23, 2009	the PRC	N/A
Beijing Youtong Hezhong Advertising Media Co. Ltd. (Formerly Beijing Union of Friendship Advertising Media Co., Ltd.) ("Youtong")	July 1, 2009	the PRC	N/A
Beijing AirMedia Jinshi Advertising Co., Ltd.("AM Jinshi")	July 7, 2009	the PRC	N/A
Tianjin AirMedia Jinshi Advertising Co., Ltd. ("TJ Jinshi")	September 8, 2009	the PRC	N/A
Tianjin AirMedia Advertising Co., Ltd. ("TJ AM")	September 21, 2009	the PRC	N/A
AirMedia City (Beijing) Outdoor Advertising Co., Ltd. ("AM Outdoor")	January 1, 2010	the PRC	N/A
Beijing Dongding Gongyi Advertising Co., Ltd. ("Dongding")	February 1, 2010	the PRC	N/A
Beijing GreatView Media Advertising Co., Ltd. (Formerly Beijing Weimei Shengjing Media Advertising Co., Ltd) ("GreatView Media")	April 28, 2011	the PRC	N/A
Beijing AirMedia Jinsheng Advertising Co., Ltd. ("AM Jinsheng")	April 28, 2011	the PRC	N/A

AirMedia's VIEs [Member]
Variable Interest Entity [Line Items]
Schedule of VIE's Balance Sheet Amounts

	As of December 31,
	2011	2012
Total current assets	$184,788	$201,088
Total non-current assets	63,187	27,499
Total assets	247,975	228,587
Total current liabilities	83,573	98,973
Total non-current liabilities	3,800	380
Total liabilities	$87,373	$99,353

Schedule of VIE's Income Statement Amounts
	For the years ended December 31,
	2010	2011	2012

Net revenues	$229,989	$268,866	$286,641
Net income/(loss)	7,425	(2,543)	(31,771)
Net cash (used in) provided by operating activities	(1,445)	5,251	(8,587)
Net cash used in investing activities	(11,664)	(538)	(7,700)
Net cash used in financing activities	(1,091)	-	-

Non VIE [Member]
Variable Interest Entity [Line Items]
Schedule of VIE's Balance Sheet Amounts

	As of December 31,
	2011	2012

Total current assets	$62,877	$60,337
Total non-current assets	50,616	54,943
Total assets	113,493	115,280
Total current liabilities	4,037	5,079
Total non-current liabilities	-	-
Total liabilities	$4,037	$5,079

Schedule of VIE's Income Statement Amounts
	For the years ended December 31,
	2010	2011	2012

Net revenues	$516	$1,758	$101
Net loss	(15,008)	(10,137)	(470)
Net cash provided by operating activities	12,071	12,681	28,817
Net cash used in investing activities	(18,704)	(4,654)	(49,306)
Net cash provided by (used in) financing activities	1,163	(10,919)	(3,260)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment, Net
Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Digital display network equipment	5 years
Gas station display network equipment	5 years
Furniture and fixture	5 years
Computer and office equipment	3-5 years
Vehicle	5 years
Software	5 years
Property	50 years
Leasehold improvement	Shorter of the term of the lease or the estimated useful lives of the assets

Schedule of Estimated Economic Lives of Intangible Assets
Amortization of other finite-lived intangible assets is computed using the straight-line method over the following estimated economic lives:

TV program license	20 years
Audio-vision programming & broadcasting qualification	19.5 years
Customer relationships	3-3.4 years
Contract backlog	1.2-3 years
Concession agreements	3.8-10 years
Non-compete agreements	4.4 years

Schedule of Revenue and Accounts Receivable of Major Customers
Details of the customers accounting for 10% or more of total revenues are as follow:

Customer	For the years ended December 31,
	2010	2011	2012

A	1.7%	6.9%	11.2%

Details of the customers accounting for 10% or more of accounts receivable are as follow:

Customer	As of December 31,
	2011	2012

B	7.7%	15.3%

SEGMENT INFORMATION AND REVENUE ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION AND REVENUE ANALYSIS [Abstract]
Schedule of Revenues by Service Categories
Revenue by service categories

	For the years ended December 31,
	2010	2011	2012

Revenues:
Air Travel Media Network:
Digital frames in airports	$113,196	$126,539	$137,342
Digital TV screens in airports	28,905	21,937	13,731
Digital TV screens on airplanes	27,564	26,734	26,612
Traditional media in airports	48,418	73,535	83,478
Other revenues in air travel	4,063	6,416	7,346
Gas Station Media Network	3,664	12,873	14,217
Other Media	10,650	9,787	10,239

	$236,460	$277,821	$292,965

BUSINESS ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2012
Acquisition of Easy Shop and AM Outdoor [Member]
Business Acquisition [Line Items]
Schedule of the Purchase Price for Acquisition
The purchase price for the acquisitions was allocated as follows:

		Amortization
		period

Cash acquired	$209
Other current assets	16,559
Property and equipment	67
Intangible assets:
Contract backlog	340	3 years
Customer relationship	677	3 years
Concessionagreements	7,646	7 years
Current liabilities	(15,299)
Deferred tax liabilities	(2,166)
Goodwill	7,190

Total	15,223
Represented by:
Cash consideration	13,935
Remeasurement of fair value of previously held10% interest	1,288

Total	$15,223

Summary of Unaudited Pro Forma Financial Information
	For the years
		ended December 31,
		2010
		(unaudited)

Pro forma revenues		$236,460
Pro forma net loss		(4,917)
Pro forma net loss per ordinary share-basic		(0.04)
Pro forma net loss per ordinary share-diluted		(0.04)

Acquisition of Dongding [Member]
Business Acquisition [Line Items]
Schedule of the Purchase Price for Acquisition
The purchase price was allocated as follows:

		Amortization
		period
Cash acquired	$3
Other current assets	36
Property and equipment	102
Intangible assets:
Concession agreements	1,798	10 years
Current liabilities	(611)
Deferred tax liabilities	(449)
Goodwill	932

Total	1,811
Represented by:
Cash consideration	498
Remeasurement of fair value of previously held 30% interest	899
Fair value of 25% noncontrolling interest	414

Total	$1,811

Summary of Unaudited Pro Forma Financial Information
	For the years
		ended December 31,
		2010
		(unaudited)

Pro forma revenues		$236,491
Pro forma net loss		(4,956)
Pro forma net loss per ordinary share-basic		(0.04)
Pro forma net loss per ordinary share-diluted		(0.04)

LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Investments [Line Items]
Schedule of Assets and Liabilities
The Group had the following equity method investments:

	As of December 31,
	2011		2012
		Carrying		Carrying
Name of company	Percentage	value	Percentage	value
	%		%

Beijing Eastern Media Corporation, Ltd. ("BEMC")(1)	49	$1,650	49	$2,063
Beijing Shibo Movie Technology Co., Ltd. ("Shibo Movie") (2)	-	-	50	$612
Beijing Xinghe Union Media Co., Ltd. ("Xinghe Union") (2)	-	-	50	$604
Guangxi DingyuanMeida Ltd. ("Guangxi Dingyuan") (3)	-	-	40	$658

		$1,650		$3,937

BEMC [Member]
Schedule of Investments [Line Items]
Schedule of Assets and Liabilities
The investment was accounted for using the equity method of accounting as the Group has the ability to exercise the significant influence to the operation of BEMC.

	As of and for the
	years ended December 31,
	2011	2012
Total current assets	$4,832	$7,919
Total assets	4,877	7,945
Total current liabilities	1,510	3,736
Total liabilities	1,510	3,736
Total net revenue	11,224	14,007
Net income	526	801

Shibo Movie and Xinghe Union [Member]
Schedule of Investments [Line Items]
Schedule of Assets and Liabilities
	As of and for the
	years ended December 31,
	2011	2012

Total current assets	-	$2,629
Total assets	-	2,667
Total current liabilities	-	236
Total liabilities	-	236
Total net revenue	-	-
Net loss	-	771

Guangxi Dingyuan [Member]
Schedule of Investments [Line Items]
Schedule of Assets and Liabilities
	As of and for the
	years ended December 31,
	2011	2012

Total current assets	-	$1,607
Total assets	-	1,789
Total current liabilities	-	144
Total liabilities	-	144
Total net revenue	-	1,045
Net income	-	40

ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE, NET [Abstract]
Schedule of Accounts Receivable, Net
Accounts receivable, net, consists of the following:

	As of December 31,
	2011	2012
Billed receivable	$54,525	$61,760
Unbilled receivable	41,586	44,071
Accounts receivable, gross	96,111	105,831
Less: Allowance for doubtful accounts	(3,288)	(4,609)
Accounts receivable, net	$92,823	$101,222

Schedule of Allowance for Doubtful Accounts

Movement of allowance for doubtful accounts is as follows:

	Balance at				Balance at
	beginning	Charge to		Exchange	end of the
	of the year	expenses	Write off	adjustment	year

2010	$14,843	2,223	-	580	$17,646
2011	$17,646	2,044	(17,279)	877	$3,288
2012	$3,288	1,242	34	45	$4,609

OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER CURRENT ASSETS [Abstract]
Schedule of Other Current Assets
Other current assets consist of the following:

	As of December 31,
	2011	2012

Short-term deposits	$1,858	$1,588
Other assets from non-monetary transactions(i)	3,142	1,736
Input VAT receivable	-	1,955
Loan receivable from a third party (ii)	-	1,732
Interest receivable	248	438
Advances to employees	347	418
Prepaid agency fees	395	262
Other prepaid expenses	637	1,659

	$6,627	$9,788

(i)	Other assets from non-monetary transactions primarily consist of exchange golf club membership cards.

(ii)	Loan receivable is related to amount lent to a third party company for cooperation on a TV series with stated term of one year and annual interest rate of 15%.

LONG-TERM DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
LONG-TERM DEPOSITS [Abstract]
Schedule of Long Term Deposits
Long term deposits consist of the following:
	As of December 31,
	2011	2012

Concession fee deposits	$14,505	$21,633
Office rental deposits	537	674
	$15,042	$22,307

ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
Schedule of Acquired Intangible Assets, Net
Acquired intangible assets, net, consist of the following:

	As of December 31,
	2011				2012
	Gross			Net	Gross			Net
	carrying	Accumulated		carrying	carrying	Accumulated		carrying
	amount	amortization	Impairment(1)	amount	amount	amortization	Impairment(1)	amount

TV program license	$6,129	$(1,601)	$-	$4,528	$6,192	$(1,850)	$(4,342)	$-
Audio-vision programming and broadcasting qualification	221	(30)	-	191	223	(38)	(185)	-
Intangible assets arising from business combinations:
- Customer relationships	1,494	(1,249)	-	245	1,509	(1,447)	(62)	-
- Contract backlog	1,957	(1,835)	-	122	1,977	(1,946)	(31)	-
- Concession agreements	16,869	(7,533)	(676)	8,660	16,138	(9,508)	(5,109)	1,521
- Non-compete agreements	187	(145)	-	42	189	(179)	(10)	-

	$26,857	$(12,393)	$(676)	$13,788	$26,228	$(14,968)	$(9,739)	$1,521

(1)

The Group incurred impairment losses of $1,000, $656 and $9,583 on finite-lived intangible assets the years ended December 31, 2010, 2011 and 2012, respectively. As the actual and expected sales and profits were below previously forecasted figures for fire station, air travel and outdoor advertising media, the carrying amounts of the finite-lived intangible assets exceeded the estimated future discounted cash flows associated with such assets. Accordingly, the amount of impairment expense recognized is equal to this excess.

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
Schedule of Goodwill
The movement of the goodwill for the years ended December 31, 2011 and 2012 is as follows:

Balance as of January 1, 2011	$20,736
Impairment of goodwill in relation to Dongding	(1,003)
Exchange differences	1,001
Balance as of December 31, 2011	$20,734
Impairment of goodwill in relation to Flying Dragon	(8,131)
Impairment of goodwill in relation to AM Outdoor	(7,753)
Impairment of goodwill in relation to Youtong	(4,727)
Exchange differences	(123)

Balance as of December 31, 2012	-

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment, Net
12.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	As of December 31,
	2011	2012

Digital display network equipment	$81,403	$89,327
Gas station display network equipment	14,422	14,802
Furniture and fixture	816	847
Computer and office equipment	2,455	2,626
Vehicle	1,038	1,219
Software	10,250	10,355
Property	2,446	4,244
Leasehold improvement	1,272	1,351
	114,102	124,771
Less: accumulated depreciation and amortization	(57,673)	(78,841)

	$56,429	$45,930

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the follows:

	As of December 31,
	2011	2012

Accrued payroll and welfare	$4,093	$4,766
Deposit payable	3,513	698
Other tax payable	1,262	2,802
Deferred income from ADS depositary	787	364
Accrued staff disbursement	755	824
Accrued professional fees	310	213
Accrued dividends to noncontrolling
shareholders of Xianglong	-	663
Other liabilities	556	669

	$11,276	$10,999

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Income Tax Benefits/(Expenses)
Income tax benefits/(expenses) are as follows:

	For the years ended December 31,
	2010	2011	2012

Income tax benefits/(expenses):
Current	$(2,792)	$(1,585)	$(4,324)
Deferred	3,527	1,319	1,831
Total	$735	$(266)	$(2,493)

Schedule of Deferred Income Tax Assets and Liabilities
The principal components of the Group's deferred income tax assets and liabilities are as follows:

	As of December 31,
	2011	2012

Deferred tax assets:
Current
Allowance for doubtful accounts	$5,119	$1,338
Accrued payroll	942	1,107
Valuation allowance	-	(381)

Deferred tax assets - current	6,061	2,064
Non-current
Depreciation of property and equipment	683	689
Amortization of intangible assets and concession fees	1,524	4,440
Taxable loss arising from a disposal of an equity method investment	215	217
Net operating loss carry forwards	12,255	11,063
Valuation allowance	(8,914)	(8,062)

Deferred tax assets - non-current	5,763	8,347
Deferred tax liabilities:
Non-current
Acquired intangible assets	3,800	380

Total deferred tax liabilities	$3,800	$380

Schedule of Effective Income Tax Rate Reconciliation
Reconciliation between the provision for income taxes computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2010	2011	2012

Net loss before provision for income taxes	$(8,608)	$(12,657)	$(29,770)
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	(2,152)	(3,164)	(7,443)
Expenses not deductible for tax purposes:
Entertainment expenses exceeded the tax limit	207	180	315
Goodwill impairment	-	-	5,153
Tax effect of tax losses not recognized	-	-	2,791
Tax effect of deductible temporary difference not recognized	-	-	1,425
Non-taxable income	(256)	-	-
Changes in valuation allowance	1,006	3,213	(471)
Effect of income tax holidays in subsidiaries, VIEs and VIEs' subsidiaries in the PRC	(1,501)	(819)	(675)
Effect of income tax rate difference in other jurisdictions	1,961	856	1,398

Income tax (benefits)/expenses	$(735)	$266	$2,493

Effective tax rates	8.5%	(2.1% )	(8.4% )

Schedule of Income Tax Impact to Net Loss Per Share Amount

If the Group's subsidiaries, VIEs and VIEs' subsidiaries in the PRC were not in a tax holiday period in the years ended December 31, 2010, 2011 and 2012, the impact to net loss per share amounts would be as follows:

	For the years ended December 31,
	2010	2011	2012

Increase in income tax expenses	$1,501	$819	$675
Decrease in net loss per ordinary share-basic	0.01	0.01	0.01
Decrease in net loss per ordinary share-diluted	0.01	0.01	0.01

NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
NET LOSS PER SHARE [Abstract]
Schedule of the Calculation of the Net Loss per Share
The calculation of the net loss per share is as follows:

	For the years ended December 31,
	2010	2011	2012
Net loss attributable to AirMedia Group Inc.'s ordinary shareholders (numerator)	$(4,917)	$(9,596)	$(32,728)
Shares (denominator):
Weighted average ordinary shares outstanding used in computing net loss per ordinary share - basic	131,252,115	129,537,955	124,269,245
Weighted average ordinary shares outstanding used in computing net loss per ordinary share - diluted (i)	131,252,115	129,537,955	124,269,245
Net loss per ordinary share-basic	$(0.04)	$(0.07)	$(0.26)
Net loss per ordinary share-diluted	(0.04)	(0.07)	(0.26)

(i)

The Group had securities outstanding which could potentially dilute basic net loss per share, but which were excluded from the computation of diluted net loss per share for the years ended December 31, 2010, 2011 and 2012, as their effects would have been anti- dilutive. For the year 2010, 2011 and 2012, such outstanding securities consisted of weighted average share options of 14,408,559, 15,269,198 and 15,747,929, respectively.

SHARE BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2012
SHARE BASED PAYMENTS [Abstract]
Schedule of Stock Option Activity
The following summary of stock option activity under the 2007, 2011 and 2012 Share Incentive Planas of December 31, 2011 and 2012, reflective of all modifications is presented below:

	Outstanding Options
		Weighted average	Weighted average	Weighted average	Aggregate
	Number of	exercise price	grant-date	remaining	intrinsic
	options	per option	fair value	contractual terms	value

Outstanding at January 1, 2012	15,438,722	$1.26	$1.37
Granted	1,937,538	0.74	0.33
Exercised	(137,166)	1.17	2.13
Forfeited	(517,828)	1.40	1.07

Outstanding at December 31, 2012	16,721,266	1.19	1.27	3.79	446
Options vested and expected to vest as of December 31, 2012	16,657,308	$1.19	$1.22	3.77	446

Options exercisable as of December 31, 2012	14,273,734	$1.25	$1.31	3.54	74

Schedule of Stock Option Assumptions

For the years ended December 31,
	2010	2011	2012

Risk-free interest rate of return	2.03%-2.58%	0.00%-0.79%	0.12%-0.34%
Expected term	1.0-2.4 years	0.4-3.1 years	0.07-3.19 years
Volatility	73.48%-113.84%	70.64%-70.74%	67.57%-94.43%
Dividend yield	-	-	-

COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS [Abstract]
Schedule of Future Minimum Payments Under Operating Leases
Future minimum rental lease payments under non-cancellable operating leases agreements were as follows:
Year

2013	$2,049
2014	646
2015	338
$3,033

Schedule of Future Minimum Concession Fee Payments
Future minimum concession fee payments under non-cancellable concession right agreements were as follows:

Year

2013	$176,827
2014	147,269
2015	83,781
2016	23,611
2017	16,997
2018 and thereafter	36,932

$485,417

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Amount Due From/To Related Parties-Trading
Details of outstanding balances with the Group's related parties as of December 31, 2011 and 2012 were as follows:

Amount due from related parties-trading:

Name of related parties	Relationship	As of December 31,
		2011	2012

BEMC	Equity method investment of the Group	$148	$1,310
		$148	$1,310

The amount due from BEMC represents the uncollected advertising revenues earned from BEMC as of December 31, 2011 and 2012, respectively.

Amount due to related parties-trading:

Name of related parties	Relationship	As of December 31,
		2011	2012

BEMC	Equity method investment of the Group	$443	$447
		$443	$447

Schedule of Advertising Revenue Earned
Details of related party transactions occurred for the years ended December 31, 2010, 2011 and 2012 were as follows:

Advertising revenues earned from:

		For the years ended December 31
Name of related parties	Relationship	2010	2011	2012

BEMC	Equity method investment of the Group	$3,627	$179	$1,852
Zhangshangtong	Cost method investment of the Group	92	27	-

		$3,719	$206	$1,852

Agency cost paid to:

		For the years ended December 31
Name of related parties	Relationship	2010	2011	2012

BEMC	Equity method investment of the Group	$747	$-	$-

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2012
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY [Abstract]
Schedule of Parent's Condensed Balance Sheets
BALANCE SHEETS
(In U.S. dollars in thousands, except share related data)

	As of December 31,
	2011	2012
Assets
Current assets
Cash and cash equivalents	$2,391	$196
Investment in subsidiaries	86,887	60,514
Amount due from subsidiaries	183,701	181,204
Other current assets	181	778

TOTAL ASSETS	273,160	242,692
Liabilities
Current liabilities
Accounts payable	40	-
Amount due to subsidiaries	156	421
Accrued expenses and other liabilities	816	395

Total liabilities	1,012	816
Equity
Ordinary Shares($0.001 par value; 900,000,000 shares authorized in 2011 and 2012; 127,662,057 shares and 127,662,057 shares issued as of December 31, 2011 and 2012, respectively; 125,247,597 shares and 122,112,485 shares outstanding as of December 31, 2011 and 2012, respectively)	128	128
Additional paid in capital	275,150	278,652
Treasury stock(2,414,460 and 5,549,572 shares as of December 31, 2011 and 2012, respectively)	(3,775)	(7,035)
Accumulated deficits	(30,089)	(62,817)
Accumulated other comprehensive income	30,734	32,948

Total equity	272,148	241,876

TOTAL LIABILITIES AND EQUITY	$273,160	$242,692

Schedule of Parent's Condensed Statements of Operations
STATEMENTS OF OPERATIONS
(In U.S. dollars in thousands)

	For the years ended December 31,
	2010	2011	2012
Operating expenses
Selling and marketing	$(2,424)	$(1,421)	$(859)
General and administrative	(5,987)	(3,471)	(3,282)
Total operating expenses	(8,411)	(4,892)	(4,141)
Investment income/(loss)in subsidiaries	3,354	(4,795)	(28,587)
Interest income	140	91	-

Net loss attributable to holders of ordinary shares	$(4,917)	$(9,596)	$(32,728)

Schedule of Parent's Condensed Statements of Changes in Equity and Comprehensive Income (Loss)
STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (LOSS)
(In U.S. dollars in thousands, except share related data)

					Retained	Accumulated
					earnings/	other
	Ordinary shares		Additional	Treasury	(Accumulated	comprehensive	Total	Comprehensive
	Shares	Amount	paid in capital	stock	deficits)	income	equity	income (loss)

Balance as of January 1, 2010	131,179,487	132	268,542	-	(15,576)	9,944	263,042	(37,347)
Ordinary shares issued for share based compensation	725,524	-	1,163	-	-	-	1,163
Share-based compensation	-	-	7,971	-	-	-	7,971
Foreign currency translation adjustment	-	-	-	-	-	8,409	8,409	8,409
Net loss	-	-	-	-	(4,917)	-	(4,917)	(4,917)

Balance as of December 31, 2010	131,905,011	132	277,676	-	(20,493)	18,353	275,668	3,492
Ordinary shares issued for share based compensation	138,416	-	229	-	-	-	229
Share repurchase	(4,381,370)	(4)	(7,369)	-	-	-	(7,373)
Treasury stock	(2,414,460)	-	-	(3,775)	-	-	(3,775)
Share-based compensation	-	-	4,614	-	-	-	4,614
Foreign currency translation adjustment	-	-	-	-	-	12,381	12,381	12,381
Net loss	-	-	-	-	(9,596)	-	(9,596)	(9,596)

Balance as of December 31, 2011	125,247,597	$128	$275,150	$(3,775)	$(30,089)	$30,734	$272,148	$2,785
Ordinary shares issued for share based compensation	137,166	-	-	161	-	-	161
Share repurchase held as treasury stock	(3,272,278)	-	-	(3,421)	-	-	(3,421)
Share-based compensation	-	-	3,502	-	-	-	3,502
Foreign currency translation adjustment	-	-	-	-	-	2,214	2,214	2,214
Net loss	-	-	-	-	(32,728)	-	(32,728)	(32,728)

Balance as of December 31, 2012	122,112,485	$128	$278,652	$(7,035)	$(62,817)	$32,948	$241,876	$(30,514)

Schedule of Parent's Condensed Statements of Cash Flows
STATEMENTS OF CASH FLOWS
(In U.S. dollars in thousands)

	For the years ended December 31,
	2010	2011	2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$(4,917)	$(9,596)	$(32,728)
Investment loss/(income) in subsidiaries	(3,354)	4,795	28,587
Share-based compensation	7,971	4,614	3,502
CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets	27	16	(597)
Accounts payable	4	36	(40)
Other current liabilities	767	(697)	(421)
Amount due to subsidiaries	53	25	265
Amount due from subsidiaries	(541)	482	2,497
Net cash provided by (used in) operating activities	10	(325)	1,065

CASH FLOWS FROM INVESTING ACTIVITIES
Payments for acquisition of subsidiaries	(12,178)	-	-
Advance payment / payment for contingent consideration in connection with a business combination	(2,415)	(2,966)	-
Net cash used in investing activities	(14,593)	(2,966)	-

CASH FLOWS FROM FINANCING ACTIVITIES
Share repurchase	-	(7,373)	-
Treasury stock	-	(3,775)	(3,421)
Proceeds from exercises of stock options	1,163	229	161
Net cash provided by (used in) financing activities	1,163	(10,919)	(3,260)

Net decrease in cash	(13,420)	(14,210)	(2,195)
Cash, at beginning of year	30,021	16,601	2,391

Cash, at end of year	$16,601	$2,391	$196

ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule of Companies Subsidiaries and VIE's) (Details)	12 Months Ended
Dec. 31, 2012
Glorious Star Investment Limited [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Aug 1, 2008
Place of incorporation	Hong Kong
Percentage of economic ownership	100.00%
Broad Cosmos Enterprises Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Jun 26, 2006
Place of incorporation	British Virgin Islands ("BVI")
Percentage of economic ownership	100.00%
AirMedia International Limited [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Jul 14, 2007
Place of incorporation	BVI
Percentage of economic ownership	100.00%
AirMedia China Limited [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Aug 5, 2005
Place of incorporation	Hong Kong
Percentage of economic ownership	100.00%
Excel Lead International Limited [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Aug 1, 2008
Place of incorporation	BVI
Percentage of economic ownership	100.00%
Dominant City Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Jul 1, 2009
Place of incorporation	BVI
Percentage of economic ownership	100.00%
Easy Shop Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Jan 1, 2010
Place of incorporation	BVI
Percentage of economic ownership	100.00%
AirMedia Technology Beijing Co Ltd [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Sep 19, 2005
Place of incorporation	the PRC
Percentage of economic ownership	100.00%
Shenzhen AirMedia Information Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Jun 6, 2006
Place of incorporation	the PRC
Percentage of economic ownership	100.00%
Xi'an AirMedia Chuangyi Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Dec 31, 2007
Place of incorporation	the PRC
Percentage of economic ownership	100.00%
Beijing Shengshi Lianhe Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Aug 7, 2005
Place of incorporation	the PRC
Airmedia Advertising Group Co., Ltd. (Formerly Beijing AirMedia Advertising Co., Lit.) [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Nov 22, 2005
Place of incorporation	the PRC
Beijing AirMedia UC Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Jan 1, 2007
Place of incorporation	the PRC
Beijing Yuehang Digital Media Advertising Co. Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Jan 16, 2008
Place of incorporation	the PRC
AirTV United Media And Culture Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Oct 10, 2006
Place of incorporation	the PRC
Beijing AirMedia Film And TV Culture Co. Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Sep 13, 2007
Place of incorporation	the PRC
Flying Dragon Media Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Aug 1, 2008
Place of incorporation	the PRC
Wenzhou AirMedia Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Oct 17, 2008
Place of incorporation	the PRC
Beijing Weimei Lianhe Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Mar 10, 2009
Place of incorporation	the PRC
Beiijng Shengshi Lixin Culture And Media Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Jun 1, 2009
Place of incorporation	the PRC
Hainan Jinhui Guangming Media Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Jun 23, 2009
Place of incorporation	the PRC
Beijing Youtong Hezhong Advertising Media Co. Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Jul 1, 2009
Place of incorporation	the PRC
Beijing AirMedia Jinshi Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Jul 7, 2009
Place of incorporation	the PRC
Tianjin AirMedia Jinshi Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Sep 8, 2009
Place of incorporation	the PRC
Tianjin AirMedia Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Sep 21, 2009
Place of incorporation	the PRC
AirMedia City (Beijing) Outdoor Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Jan 1, 2010
Place of incorporation	the PRC
Beijing Dongding Gongyi Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Feb 1, 2010
Place of incorporation	the PRC
Beijing GreatView Media Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Apr 28, 2011
Place of incorporation	the PRC
Beijing AirMedia Jinsheng Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Apr 28, 2011
Place of incorporation	the PRC

ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule of VIE's Consolidated Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Total current assets	$ 261,425	$ 247,665
TOTAL ASSETS	343,867	361,468
Total current liabilities	104,052	87,610
Total liabilities	104,432	91,410
AirMedia's VIEs [Member]
Variable Interest Entity [Line Items]
Total current assets	201,088	184,788
Total non-current assets	27,499	63,187
TOTAL ASSETS	228,587	247,975
Total current liabilities	98,973	83,573
Total non-current liabilities	380	3,800
Total liabilities	99,353	87,373
Non VIE [Member]
Variable Interest Entity [Line Items]
Total current assets	60,337	62,877
Total non-current assets	54,943	50,616
TOTAL ASSETS	115,280	113,493
Total current liabilities	5,079	4,037
Total non-current liabilities
Total liabilities	$ 5,079	$ 4,037

ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule of VIE's Consolidated Statement of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Net revenues	$ 286,742	$ 270,624	$ 230,505
Net income (loss)	(32,241)	(12,680)	(7,583)
Net cash provided by operating activities	20,230	17,932	10,626
Net cash used in investing activities	(57,006)	(5,192)	(30,368)
Net cash provided by financing activities	(3,260)	(10,919)	72
Percentage of VIE's net revenue as of consolidated net revenues	100.00%	99.40%	99.80%
Percentage of VIE's total assets as of consolidated total assets	66.50%	68.60%
Percentage of VIE's total liabilities as of consolidated total liabilities	95.10%	95.60%
AirMedia's VIEs [Member]
Variable Interest Entity [Line Items]
Net revenues	286,641	268,866	229,989
Net income (loss)	(31,771)	(2,543)	7,425
Net cash provided by operating activities	(8,587)	5,251	(1,445)
Net cash used in investing activities	(7,700)	(538)	(11,664)
Net cash provided by financing activities			(1,091)
Non VIE [Member]
Variable Interest Entity [Line Items]
Net revenues	101	1,758	516
Net income (loss)	(470)	(10,137)	(15,008)
Net cash provided by operating activities	28,817	12,681	12,071
Net cash used in investing activities	(49,306)	(4,654)	(18,704)
Net cash provided by financing activities	$ (3,260)	$ (10,919)	$ 1,163

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Revenue from nonmonetary transactions	$ 1,287	$ 2,823	$ 1,244
Sales related tax, percentage of total revenue	8.50%
VAT rate	6.00%
VAT, gross revenue	8,785
Agency fee reversal	6,407
Advertising expenses	767	288	558
Payments by depositary	539	539	539
Government subsidies	$ 210	$ 268	$ 256
Percentage revenue from customer accounting for more than 10% or more of total revenues	11.20%	6.90%	1.70%
Percentage of accounts receivable from customer accounting for more than 10% or more of total accounts receviable	15.30%	7.70%
Minimum [Member]
Significant Accounting Policies [Line Items]
VAT rate	3.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
VAT rate	6.00%
Concession Fees [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Concession Fees [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	5 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Useful Lives of Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2012
Digital display network equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Gas station display network equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Furniture and fixture [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Computer and office equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Computer and office equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Property [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	50 years
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	Shorter of the term of the lease or the estimated useful lives of the assets

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Economic Lives of Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2012
TV program license [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	20 years
Audio-vision programming and broadcasting qualification [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	19 years 6 months
Customer relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	3 years
Customer relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	3 years 4 months 21 days
Contract backlog [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	1 year 2 months 10 days
Contract backlog [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	3 years
Concession agreements [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	3 years 9 months 13 days
Concession agreements [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	10 years
Non-compete agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	4 years 4 months 21 days

SEGMENT INFORMATION AND REVENUE ANALYSIS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Products and Services [Line Items]
Gross revenues	$ 292,965	$ 277,821	$ 236,460
Digital frames in airports [Member]
Products and Services [Line Items]
Gross revenues	137,342	126,539	113,196
Digital TVscreens in airports [Member]
Products and Services [Line Items]
Gross revenues	13,731	21,937	28,905
Digital TV screens on airplanes [Member]
Products and Services [Line Items]
Gross revenues	26,612	26,734	27,564
Traditional media in airports [Member]
Products and Services [Line Items]
Gross revenues	83,478	73,535	48,418
Other revenues in air travel [Member]
Products and Services [Line Items]
Gross revenues	7,346	6,416	4,063
Gas Station Media Network [Member]
Products and Services [Line Items]
Gross revenues	14,217	12,873	3,664
Other Media [Member]
Products and Services [Line Items]
Gross revenues	$ 10,239	$ 9,787	$ 10,650

BUSINESS ACQUISITION (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2010 Easy Shop And AM Outdoor [Member]	Jan. 31, 2010 Easy Shop And AM Outdoor [Member]	Feb. 28, 2010 Dongding [Member]	Jan. 31, 2010 AM Outdoor [Member]	Jan. 31, 2010 Easy Shop Ltd. [Member]
Business Acquisition [Line Items]
Cash consideration		$ 13,935	$ 498
Total purchase consideration		15,223	1,811
Previously held ownership percentage		10.00%	30.00%
Percent of equity interest owned by non-controlling interest			25.00%
Percentage of equity interests acquired			45.00%	90.00%	100.00%
Remeasurement of fair value of previously held interest		1,288	899
Gain (loss) on remeasurement of fair value of previously held 30% interest	1,139		(220)
Fair value noncontrolling interest			$ 414

BUSINESS ACQUISITION (Schedule of the Purchase Price for the Acquisition) (Details) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2010 Acquisition of Easy Shop and AM Outdoor [Member]	Jan. 31, 2010 Acquisition of Easy Shop and AM Outdoor [Member] Contract backlog [Member]	Jan. 31, 2010 Acquisition of Easy Shop and AM Outdoor [Member] Customer relationships [Member]	Jan. 31, 2010 Acquisition of Easy Shop and AM Outdoor [Member] Concession agreements [Member]	Feb. 28, 2010 Acquisition of Dongding [Member]	Feb. 28, 2010 Acquisition of Dongding [Member] Concession agreements [Member]
Business Acquisition, Contingent Consideration [Line Items]
Cash acquired	$ 209				$ 3
Other current assets	16,559				36
Property and equipment	67				102
Intangible assets		340	677	7,646		1,798
Current liabilities	(15,299)				(611)
Deferred tax liability	(2,166)				(449)
Goodwill	7,190				932
Total	15,223				1,811
Cash consideration	13,935				498
Remeasurement of fair value of previously held interest	1,288				899
Fair value noncontrolling interest					$ 414
Amortization period		3 years	3 years	7 years		10 years

BUSINESS ACQUISITION (Schedule of the Pro Forma Information of Acquisition) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Acquisition of Easy Shop and AM Outdoor [Member]
Business Acquisition [Line Items]
Pro forma revenues	$ 236,460
Pro forma net loss	(4,917)
Pro forma net loss per ordinary share-basic	$ (0.04)
Pro forma net loss per ordinary share-diluted	$ (0.04)
Acquisition of Dongding [Member]
Business Acquisition [Line Items]
Pro forma revenues	236,491
Pro forma net loss	$ (4,956)
Pro forma net loss per ordinary share-basic	$ (0.04)
Pro forma net loss per ordinary share-diluted	$ (0.04)

SHORT-TERM INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Short-term investment	$ 44,622
Minimum [Member]
Schedule of Investments [Line Items]
Annual rate	3.80%
Maximum [Member]
Schedule of Investments [Line Items]
Annual rate	4.00%

LONG-TERM INVESTMENTS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 18, 2008 BEMC [Member]	Feb. 15, 2012 Shibo Movie [Member]	Mar. 13, 2012 Xinghe Union [Member]	Mar. 13, 2012 N-S Digital TV [Member]	Apr. 30, 2012 Guangxi Dingyuan [Member]	Apr. 30, 2012 Guangxi Civil Aviation [Member]	Apr. 30, 2012 AM Advertising [Member]	Feb. 15, 2012 AM Advertising [Member]	Apr. 30, 2012 Asiaray [Member]	Jun. 30, 2010 Zhangshangtong [Member]
Schedule of Cost-method Investments [Line Items]
Ownership percentage							50.00%		20.00%	40.00%	50.00%	40.00%	20.00%
Cash consideration of cost method investment													$ 367
Registered capital				2,119	1,558	1,558	794	1,605	321	642	794	642
Income from equity method investments	$ 22	$ 243	$ 290

LONG-TERM INVESTMENTS (Schedule of Equity Method Investments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Carrying value	$ 3,937	$ 1,650
BEMC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	49.00%	49.00%
Carrying value	2,063	1,650
Shibo Movie [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%
Carrying value	612
Xinghe Union [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%
Carrying value	604
Guangxi Dingyuan [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	40.00%
Carrying value	$ 658

LONG-TERM INVESTMENTS (Schedule of Balance Sheet Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Total current assets	$ 261,425	$ 247,665
Total Assets	343,867	361,468
Total current liabilities	104,052	87,610
Liabilities	104,432	91,410
Net revenues	286,742	270,624	230,505
Net income (loss)	(32,241)	(12,680)	(7,583)
BEMC [Member]
Schedule of Equity Method Investments [Line Items]
Total current assets	7,919	4,832
Total Assets	7,945	4,877
Total current liabilities	3,736	1,510
Liabilities	3,736	1,510
Net revenues	14,007	11,224
Net income (loss)	801	526
Income from equity method investments			290
Shibo Movie and Xinghe Union [Member]
Schedule of Equity Method Investments [Line Items]
Total current assets	2,629
Total Assets	2,667
Total current liabilities	236
Liabilities	236
Net revenues
Net income (loss)	(771)
Guangxi Dingyuan [Member]
Schedule of Equity Method Investments [Line Items]
Total current assets	1,607
Total Assets	1,789
Total current liabilities	144
Liabilities	144
Net revenues	1,045
Net income (loss)	$ 40

ACCOUNTS RECEIVABLE, NET (Schedule of Accounts Receivable, Net) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ACCOUNTS RECEIVABLE, NET [Abstract]
Billed receivable	$ 61,760	$ 54,525
Unbilled receivable	44,071	41,586
Accounts receivable, gross	105,831	96,111
Less: Allowance for doubtful accounts	(4,609)	(3,288)	(17,646)	(14,843)
Accounts receivable, net	$ 101,222	$ 92,823

ACCOUNTS RECEIVABLE, NET (Schedule of Allowance for Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACCOUNTS RECEIVABLE, NET [Abstract]
Balance at beginning of the year	$ 3,288	$ 17,646	$ 14,843
Charge to expenses	1,242	2,044	2,223
Written-off	34	(17,279)
Exchange adjustment	45	877	580
Balance at end of the year	$ 4,609	$ 3,288	$ 17,646

OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER CURRENT ASSETS [Abstract]
Short-term deposits	$ 1,588	$ 1,858
Other assets from non-monetary transactions	1,736	3,142
Input VAT receivable	1,955
Loan receivable from a third party	1,732
Interest receivable	438	248
Advances to employees	418	347
Prepaid agency fees	262	395
Other prepaid expenses	1,659	637
Total other current assets	$ 9,788	$ 6,627

LONG-TERM DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Long Term Deposits [Line Items]
Concession fee deposits	$ 21,633	$ 14,505
Office rental deposits	674	537
Total long-term deposits	$ 22,307	$ 15,042
Concession fee deposit term			3 years	5 years
Office rental deposits, term			2 years	3 years

ACQUIRED INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 26,228	$ 26,857
Accumulated amortization	(14,968)	(12,393)
Impairment	(9,739)	(676)
Net carrying amount	1,521	13,788
Impairment of intangible assets	9,583	656	1,000
Amortization expense	2,635	3,791	3,749
2013 [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	777
2014 [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	460
2015 [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	142
2016 [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	142
2017 [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense
TV program license [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	6,192	6,129
Accumulated amortization	(1,850)	(1,601)
Impairment	(4,342)
Net carrying amount		4,528
Audio-vision programming and broadcasting qualification [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	223	221
Accumulated amortization	(38)	(30)
Impairment	(185)
Net carrying amount		191
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	1,509	1,494
Accumulated amortization	(1,447)	(1,249)
Impairment	(62)
Net carrying amount		245
Contract backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	1,977	1,957
Accumulated amortization	(1,946)	(1,835)
Impairment	(31)
Net carrying amount		122
Concession agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	16,138	16,869
Accumulated amortization	(9,508)	(7,533)
Impairment	(5,109)	(676)
Net carrying amount	1,521	8,660
Non-compete agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	189	187
Accumulated amortization	(179)	(145)
Impairment	(10)
Net carrying amount		$ 42

GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Beginning balance	$ 20,734	$ 20,736
Exchange differences	(123)	1,001
Impairment of goodwill	(20,611)	(1,003)
Ending balance		20,734	20,736
Flying Dragon and Excel Lead [Member]
Goodwill [Line Items]
Impairment of goodwill	(8,131)
Easy Shop And AM Outdoor [Member]
Goodwill [Line Items]
Impairment of goodwill	(7,753)
Dongding [Member]
Goodwill [Line Items]
Impairment of goodwill		(1,003)
Youtong [Member]
Goodwill [Line Items]
Impairment of goodwill	$ (4,727)

PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment	$ 124,771	$ 114,102
Less: accumulated depreciation and amortization	(78,841)	(57,673)
Property and equipment, net	45,930	56,429
Depreciation and amortization	21,398	21,347	19,730
Digital display network equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	89,327	81,403
Gas station display network equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	14,802	14,422
Furniture and fixture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	847	816
Computer and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,626	2,455
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,219	1,038
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	10,355	10,250
Property [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	4,244	2,446
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 1,351	$ 1,272

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued payroll and welfare	$ 4,766	$ 4,093
Deposit payable	698	3,513
Other tax payable	2,802	1,262
Deferred income from ADS depositary	364	787
Accrued staff disbursement	824	755
Accrued professional fees	213	310
Accrued dividends to minority shareholders of Xianglong	663
Other liabilities	669	556
Total accrued expenses and other current liabilities	$ 10,999	$ 11,276

INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007 PRC Enterprise Income Tax [Member]	Dec. 31, 2012 Enterprise Income Tax [Member]	Dec. 31, 2012 AM Technology [Member] PRC Enterprise Income Tax [Member]	Dec. 31, 2012 Shenzhen AM [Member] PRC Enterprise Income Tax [Member]	Dec. 31, 2011 Shenzhen AM [Member] PRC Enterprise Income Tax [Member]	Dec. 31, 2010 Shenzhen AM [Member] PRC Enterprise Income Tax [Member]	Dec. 31, 2009 Shenzhen AM [Member] PRC Enterprise Income Tax [Member]	Dec. 31, 2012 Hainan Jinhui [Member] PRC Enterprise Income Tax [Member]	Dec. 31, 2011 Hainan Jinhui [Member] PRC Enterprise Income Tax [Member]	Dec. 31, 2010 Hainan Jinhui [Member] PRC Enterprise Income Tax [Member]	Dec. 31, 2009 Hainan Jinhui [Member] PRC Enterprise Income Tax [Member]	Dec. 31, 2012 Xi'an AM [Member] PRC Enterprise Income Tax [Member]
Income Taxes [Line Items]
PRC statutory tax rate	25.00%	25.00%	25.00%	33.00%	25.00%	15.00%	25.00%	24.00%	22.00%	20.00%	25.00%	24.00%	22.00%	20.00%	25.00%
Tax exempt period						3 years	2 years								2 years
Preferential tax rate						15.00%	12.50%	12.00%	11.00%						12.50%
Net operating loss carry forward	$ 44,442

INCOME TAXES (Schedule of Income Tax Benefits/(Expenses)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Current	$ (4,324)	$ (1,585)	$ (2,792)
Deferred	1,831	1,319	3,527
Total	$ (2,493)	$ (266)	$ 735

INCOME TAXES (Schedule of Deferred Income Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Allowance for doubtful accounts	$ 1,338	$ 5,119
Accrued payroll	1,107	942
Valuation allowance	(381)
Deferred tax assets - current	2,064	6,061
Depreciation of property and equipment	689	683
Amortization of intangible assets and concession fees	4,440	1,524
Taxable loss arising from a disposal of an equity method investment	217	215
Net operating loss carry forwards	11,063	12,255
Valuation allowance	(8,062)	(8,914)
Deferred tax assets - non-current	8,347	5,763
Acquired intangible assets	380	3,800
Total deferred tax liabilities	$ 380	$ 3,800

INCOME TAXES (Schedule of Reconciliation of Effective Income Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Net loss before provision for income taxes	$ (29,770)	$ (12,657)	$ (8,608)
PRC statutory tax rate	25.00%	25.00%	25.00%
Income tax at statutory tax rate	(7,443)	(3,164)	(2,152)
Entertainment expenses exceeded the tax limit	315	180	207
Goodwill impairment	5,153
Tax effect of tax losses not recognized	2,791
Tax effect of deductible temporary difference not recognized	1,425
Non-taxable income			(256)
Changes in valuation allowance	(471)	3,213	1,006
Effect of income tax holidays in subsidiaries, VIEs and VIEs' subsidiaries in the PRC	(675)	(819)	(1,501)
Effect of income tax rate difference in other jurisdictions	1,398	856	1,961
Income tax (benefits)/expenses	$ 2,493	$ 266	$ (735)
Effective tax rates	(8.40%)	(2.10%)	8.50%

INCOME TAXES (Schedule of VIE's Net Loss Per Share Amounts) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Increase in income tax expenses	$ 675	$ 819	$ 1,501
Decrease in net loss per ordinary share-basic	$ 0.01	$ 0.01	$ 0.01
Decrease in net loss per ordinary share-diluted	$ 0.01	$ 0.01	$ 0.01

NET LOSS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NET LOSS PER SHARE [Abstract]
Net loss attributable to holders of ordinary shares	$ (32,728)	$ (9,596)	$ (4,917)
Weighted average ordinary shares outstanding used in computing net loss per ordinary share - basic	124,269,245	129,537,955	131,252,115
Weighted average ordinary shares outstanding used in computing net loss per ordinary share - diluted	124,269,245	129,537,955	131,252,115
Net loss per ordinary share-basic	$ (0.26)	$ (0.07)	$ (0.04)
Net loss per ordinary share-diluted	$ (0.26)	$ (0.07)	$ (0.04)
Weighted average number of anti-dilutive shares outstanding	15,747,929	15,269,198	14,408,559

SHARE BASED PAYMENTS (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended			1 Months Ended					3 Months Ended	12 Months Ended				0 Months Ended						1 Months Ended			0 Months Ended	1 Months Ended		12 Months Ended			1 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 10, 2009 2007 stock incentive plan [Member]	Dec. 10, 2008 2007 stock incentive plan [Member]	Jul. 02, 2007 2007 stock incentive plan [Member]	Nov. 30, 2012 2007 stock incentive plan [Member]	Mar. 22, 2011 2007 stock incentive plan [Member]	Jun. 30, 2010 2007 stock incentive plan [Member]	Nov. 29, 2007 2007 stock incentive plan [Member]	Jul. 20, 2007 2007 stock incentive plan [Member]	Sep. 30, 2012 2007 stock incentive plan [Member]	Dec. 31, 2012 2007 stock incentive plan [Member]	Dec. 31, 2010 2007 stock incentive plan [Member]	Dec. 31, 2008 2007 stock incentive plan [Member]	Dec. 29, 2008 2007 stock incentive plan [Member]	Dec. 10, 2008 2007 stock incentive plan [Member] Minimum [Member]	Dec. 10, 2008 2007 stock incentive plan [Member] Maximum [Member]	Jul. 02, 2007 2007 stock incentive plan [Member] Senior Executive Options [Member]	Jul. 02, 2007 2007 stock incentive plan [Member] Employee Options [Member]	Jun. 07, 2011 2011 stock incentive plan [Member]	Jul. 02, 2007 2011 stock incentive plan [Member]	Sep. 30, 2012 2011 stock incentive plan [Member]	Aug. 23, 2011 2011 stock incentive plan [Member]	Mar. 22, 2011 2011 stock incentive plan [Member]	Jul. 10, 2009 2011 stock incentive plan [Member]	Nov. 29, 2007 2011 stock incentive plan [Member]	Jul. 20, 2007 2011 stock incentive plan [Member]	Dec. 31, 2012 2011 stock incentive plan [Member]	Dec. 31, 2011 2011 stock incentive plan [Member]	Mar. 18, 2011 2011 stock incentive plan [Member]	Mar. 22, 2011 2011 stock incentive plan [Member] Minimum [Member]	Mar. 22, 2011 2011 stock incentive plan [Member] Maximum [Member]	Sep. 30, 2012 2011 stock incentive plan [Member] Senior Executive Options [Member]	Dec. 31, 2012 2011 stock incentive plan [Member] Senior Executive Options [Member]	Nov. 30, 2012 2012 stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized																17,000,000															2,000,000					6,000,000
Options granted	1,937,538			5,434,500		4,600,000	20,000	200,000		2,330,000	3,465,000	1,857,538	17,907,038						4,600,000	3,125,000					1,980,000									600,000		60,000
Options outstanding	16,721,266	15,438,722											14,715,300
Contract life				5 years		10 years				5 years	10 years																					5 years	10 years
Exercise price	$ 0.74			$ 2.69		$ 2			$ 1.57	$ 8.5	$ 2						$ 2.98	$ 8.5			$ 1.57			$ 1.15	$ 2.3											$ 1.11
Incremental compensation cost														$ 2,666	$ 1,727									$ 1,259					$ 950	$ 314
Share-based compensation expense	3,502	4,614	7,971											2,018	626								35	1,046					19	82
Expiration date of options																						Jul 2, 2010			Mar 22, 2014	Jul 10, 2012	Nov 29, 2010	Jul 20, 2010
Intrinsic value of options exercised during the period	66	54	1,416
Fair value of options vested	3,503	3,664	6,344
Unrecognized compensation cost	$ 1,595	$ 3,928
Unrecognized compensation cost, period for recognition	1 year 11 months 17 days	1 year 5 months 15 days
Granted, Weighted average grant-date fair value	$ 0.33	$ 1.4		$ 0.7	$ 1.38	$ 0.47				$ 0.51	$ 0.47										$ 0.75	$ 0.21			$ 0.53	$ 0.39	$ 0.26	$ 0.22
Options vested and expected to vest	16,657,308																																	200,000	300,000
Options exercisable	14,273,734																																	100,000
Options vested immediately																																				20,000

SHARE BASED PAYMENTS (Schedule of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SHARE BASED PAYMENTS [Abstract]
Outstanding at beginning of the year	15,438,722
Granted	1,937,538
Exercised	(137,166)
Forfeited	(517,828)
Outstanding at end of the year	16,721,266	15,438,722
Options vested and expected to vest as of December 31, 2012	16,657,308
Options exercisable as of December 31, 2012	14,273,734
Outstanding at beginning of the year, Weighted average exercise price per option	$ 1.26
Granted, Weighted average exercise price per option	$ 0.74
Exercised, Weighted average exercise price per option	$ 1.17
Forfeited, Weighted average exercise price per option	$ 1.4
Outstanding at end of the year, Weighted average exercise price per option	$ 1.19	$ 1.26
Options vested and expected to vest as of December 31, 2012, Weighted average exercise price per option	$ 1.19
Options exercisable as of December 31, 2012, Weighted average exercise price per option	$ 1.25
Outstanding at the beggining of the year, Weighted average grant-date fair value	$ 1.37
Granted, Weighted average grant-date fair value	$ 0.33	$ 1.4
Exercised, Weighted average grant-date fair value	$ 2.13
Forfeited, Weighted average grant-date fair value	$ 1.07
Outstanding at end of the year, Weighted average grant-date fair value	$ 1.27	$ 1.37
Options vested and expected to vest as of December 31, 2012, Weighted average grant-date fair value	$ 1.22
Options exercisable as of December 31, 2012, Weighted average grant-date fair value	$ 1.31
Outstanding, Weighted average remaining contractual terms	3 years 9 months 10 days
Options vested and expected to vest as of December 31, 2012, Weighted average remaining contractual terms	3 years 9 months 2 days
Options exercisable as of December 31, 2012, Weighted average remaining contractual terms	3 years 6 months 12 days
Outstanding at December 31, 2012, Aggregate intrinsic value	$ 446
Options vested and expected to vest as of December 31, 2012, Aggregate intrinsic value	446
Options exercisable as of December 31, 2012, Aggregate intrinsic value	$ 74

SHARE BASED PAYMENTS (Schedule of Stock Option Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return	0.12%	0.00%	2.03%
Expected term	25 days	4 months 21 days	1 year
Volatility	67.57%	70.64%	73.48%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return	0.34%	0.79%	2.58%
Expected term	3 years 2 months 10 days	3 years 1 month 5 days	2 years 4 months 21 days
Volatility	94.43%	70.74%	113.84%

FAIR VALUE MEASUREMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FAIR VALUE MEASUREMENT [Abstract]
Impairment of intangible assets	$ 9,583	$ 656	$ 1,000
Impairment of goodwill	$ 20,611	$ 1,003

SHARE REPURCHASE PLAN (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Sep. 26, 2012	Mar. 21, 2011	Dec. 31, 2012
Class of Stock [Line Items]
Shares authorized for repurchase	$ 40,000	$ 20,000
Stock repurchase program, period		2 years
Number of ADSs repurchased			5,034,054
Shares repurchased, amount			$ 14,600
American Depositary Shares [Member]
Class of Stock [Line Items]
Share repurchase, ADSs			2,190,685
Treasury stock, ADSs			2,843,369

MAINLAND CHINA CONTRIBUTION PLAN (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
MAINLAND CHINA CONTRIBUTION PLAN [Abstract]
Contibution to employee benefits	$ 3,425	$ 2,955	$ 2,779

STATUTORY RESERVES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
STATUTORY RESERVES [Abstract]
Provision for Statutory Reserves	$ 2,095	$ 378

RESTRICTED NET ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
RESTRICTED NET ASSETS [Abstract]
Restricted net assets	$ 267,748
Restricted assets attributable to VIEs	69,414
Restricted assets attribute to PIC and Statutory reserves of WFOE	$ 198,334

COMMITMENTS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments [Line Items]
Rent expense	$ 2,668	$ 2,528	$ 2,626
Concession fees	177,996	160,199	134,293
Capital commitments due 2013	19,998
Capital commitments due thereafter	$ 8,427
Minimum [Member]
Commitments [Line Items]
Concession rights, contract term	3 years
Maximum [Member]
Commitments [Line Items]
Concession rights, contract term	5 years

COMMITMENTS (Schedule of Future Minimum Rental Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
COMMITMENTS [Abstract]
2013	$ 2,049
2014	646
2015	338
Total	$ 3,033

COMMITMENTS (Schedule of Future Minimum Concession Fee Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
COMMITMENTS [Abstract]
2013	$ 176,827
2014	147,269
2015	83,781
2016	23,611
2017	16,997
2018 and thereafter	36,932
Total	$ 485,417

CONTINGENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
CONTINGENT LIABILITIES [Abstract]
Potential administrative fine	$ 5

RELATED PARTY TRANSACTIONS (Schedule of Amount Due to/from Related Parties-Trading) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Amount due from related parties-trading	$ 1,310	$ 148
Amount due to related parties-trading	447	443
BEMC [Member]
Related Party Transaction [Line Items]
Amount due from related parties-trading	1,310	148
Amount due to related parties-trading	$ 447	$ 443

RELATED PARTY TRANSACTIONS (Schedule of Advertising Revenues Earned) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Advertising revenues	$ 1,852	$ 206	$ 3,719
BEMC [Member]
Related Party Transaction [Line Items]
Advertising revenues	1,852	179	3,627
Agency fees			747
Zhangshangtong [Member]
Related Party Transaction [Line Items]
Advertising revenues		$ 27	$ 92

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY (Schedule of Parent Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Other current assets	$ 9,788	$ 6,627
TOTAL ASSETS	343,867	361,468
Current liabilities:
Accounts payable	72,895	63,577
Accrued expenses and other liabilities	10,999	11,276
Total liabilities	104,432	91,410
Equity
Ordinary Shares($0.001 par value; 900,000,000 shares authorized in 2011 and 2012; 127,662,057 shares and 127,662,057 shares issued as of December 31, 2011 and 2012, respectively; 125,247,597 shares and 122,112,485 shares outstanding as of December 31, 2011 and 2012, respectively)	128	128
Additional paid-in capital	278,652	275,150
Treasury stock (2,414,460 and 5,549,572 shares as of December 31, 2011 and 2012, respectively)	(7,035)	(3,775)
Accumulated deficits	(72,961)	(38,138)
Accumulated other comprehensive income	32,948	30,734
Total equity	239,435	270,058	276,716	266,279
TOTAL LIABILITIES AND EQUITY	343,867	361,468
AirMedia Group Inc. [Member]
Current assets:
Cash and cash equivalents	196	2,391
Investments in subsidiaries	60,514	86,887
Due from subsidiaries	181,204	183,701
Other current assets	778	181
TOTAL ASSETS	242,692	273,160
Current liabilities:
Accounts payable		40
Amount due to subsidiaries	421	156
Accrued expenses and other liabilities	395	816
Total liabilities	816	1,012
Equity
Ordinary Shares($0.001 par value; 900,000,000 shares authorized in 2011 and 2012; 127,662,057 shares and 127,662,057 shares issued as of December 31, 2011 and 2012, respectively; 125,247,597 shares and 122,112,485 shares outstanding as of December 31, 2011 and 2012, respectively)	128	128
Additional paid-in capital	278,652	275,150
Treasury stock (2,414,460 and 5,549,572 shares as of December 31, 2011 and 2012, respectively)	(7,035)	(3,775)
Accumulated deficits	(62,817)	(30,089)
Accumulated other comprehensive income	32,948	30,734
Total equity	241,876	272,148	275,668	263,042
TOTAL LIABILITIES AND EQUITY	$ 242,692	$ 273,160

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY (Schedule of Parent Balance Sheets) (Parenthetical) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY [Abstract]
Common stock, par value per share	$ 0.001	$ 0.001
Common stock, shares authorized	900,000,000	900,000,000
Common stock, shares issued	127,662,057	127,662,057
Common stock, shares outstanding	122,112,485	125,247,597
Treasury stock, shares	5,549,572	2,414,460

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY (Schedule of Parent Company Statements of Operations) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating expenses:
Selling and marketing	$ 17,995	$ 18,238	$ 18,112
General and administrative	21,842	22,004	24,646
Total operating expenses	70,031	41,901	43,758
Interest income	1,355	1,242	694
Net loss attributable to AirMedia Group Inc.'s shareholders	(32,728)	(9,596)	(4,917)
AirMedia Group Inc. [Member]
Operating expenses:
Selling and marketing	(859)	(1,421)	(2,424)
General and administrative	(3,282)	(3,471)	(5,987)
Total operating expenses	(4,141)	(4,892)	(8,411)
Investment (loss)/income in subsidiaries	(28,587)	(4,795)	3,354
Interest income		91	140
Net loss attributable to AirMedia Group Inc.'s shareholders	$ (32,728)	$ (9,596)	$ (4,917)

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY (Schedule of Parent Company Statements of Changes in Equity and Comprehensive Income (Loss)) (Details) (USD $)
In Thousands, except Share data, unless otherwise specified	12 Months Ended																														12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Ordinary shares [Member]	Dec. 31, 2011 Ordinary shares [Member]	Dec. 31, 2010 Ordinary shares [Member]	Dec. 31, 2012 Additional paid-in capital [Member]	Dec. 31, 2011 Additional paid-in capital [Member]	Dec. 31, 2010 Additional paid-in capital [Member]	Dec. 31, 2012 Treasury stock [Member]	Dec. 31, 2011 Treasury stock [Member]	Dec. 31, 2010 Treasury stock [Member]	Dec. 31, 2012 Retained earnings (Accumulated deficits) [Member]	Dec. 31, 2011 Retained earnings (Accumulated deficits) [Member]	Dec. 31, 2010 Retained earnings (Accumulated deficits) [Member]	Dec. 31, 2012 Accumulated other comprehensive income [Member]	Dec. 31, 2011 Accumulated other comprehensive income [Member]	Dec. 31, 2010 Accumulated other comprehensive income [Member]	Dec. 31, 2012 AirMedia Group Inc. [Member]	Dec. 31, 2011 AirMedia Group Inc. [Member]	Dec. 31, 2010 AirMedia Group Inc. [Member]	Dec. 31, 2012 AirMedia Group Inc. [Member] Ordinary shares [Member]	Dec. 31, 2011 AirMedia Group Inc. [Member] Ordinary shares [Member]	Dec. 31, 2010 AirMedia Group Inc. [Member] Ordinary shares [Member]	Dec. 31, 2012 AirMedia Group Inc. [Member] Additional paid-in capital [Member]	Dec. 31, 2011 AirMedia Group Inc. [Member] Additional paid-in capital [Member]	Dec. 31, 2010 AirMedia Group Inc. [Member] Additional paid-in capital [Member]	Dec. 31, 2012 AirMedia Group Inc. [Member] Treasury stock [Member]	Dec. 31, 2011 AirMedia Group Inc. [Member] Treasury stock [Member]	Dec. 31, 2009 AirMedia Group Inc. [Member] Treasury stock [Member]	Dec. 31, 2012 AirMedia Group Inc. [Member] Retained earnings (Accumulated deficits) [Member]	Dec. 31, 2011 AirMedia Group Inc. [Member] Retained earnings (Accumulated deficits) [Member]	Dec. 31, 2010 AirMedia Group Inc. [Member] Retained earnings (Accumulated deficits) [Member]	Dec. 31, 2012 AirMedia Group Inc. [Member] Accumulated other comprehensive income [Member]	Dec. 31, 2011 AirMedia Group Inc. [Member] Accumulated other comprehensive income [Member]	Dec. 31, 2010 AirMedia Group Inc. [Member] Accumulated other comprehensive income [Member]	Dec. 31, 2012 AirMedia Group Inc. [Member] Comprehensive income (loss) [Member]	Dec. 31, 2011 AirMedia Group Inc. [Member] Comprehensive income (loss) [Member]	Dec. 31, 2010 AirMedia Group Inc. [Member] Comprehensive income (loss) [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	$ 270,058	$ 276,716	$ 266,279	$ 128	$ 132	$ 132	$ 275,150	$ 277,676	$ 268,542	$ (3,775)			$ (38,138)	$ (28,164)	$ (22,488)	$ 30,734	$ 18,353	$ 9,944	$ 272,148	$ 275,668	$ 263,042	$ 128	$ 132	$ 132	$ 275,150	$ 277,676	$ 268,542	$ (3,775)			$ (30,089)	$ (20,493)	$ (15,576)	$ 30,734	$ 18,353	$ 9,944	$ 2,785	$ 3,492	$ (37,347)
Beginning Balance, shares				125,247,597	131,905,011	131,179,487																125,247,597	131,905,011	131,179,487
Ordinary shares issued for share based compensation, shares				137,166	138,416	725,524																137,166	138,416	725,524
Ordinary shares issued for share based compensation	161	229	1,163					229	1,163	161									161	229	1,163					229	1,163	161
Share repurchase, ADSs				(3,272,278)	(4,381,370)																		(4,381,370)
Share repurchase	(3,421)	(7,373)			(4)			(7,369)		(3,421)									(3,421)	(7,373)			(4)			(7,369)
Treasury stock, shares					(2,414,460)																	(3,272,278)	(2,414,460)
Treasury stock		(3,775)									(3,775)									(3,775)								(3,421)	(3,775)
Stock-based compensation	3,502	4,614	7,971				3,502	4,614	7,971										3,502	4,614	7,971				3,502	4,614	7,971
Foreign currency translation adjustment	2,144	12,327	8,471													2,214	12,381	8,409	2,214	12,381	8,409													2,214	12,381	8,409	2,214	12,381	8,409
Net loss	(32,241)	(12,680)	(7,583)										(32,728)	(9,596)	(4,917)				(32,728)	(9,596)	(4,917)										(32,728)	(9,596)	(4,917)				(32,728)	(9,596)	(4,917)
Ending Balance	$ 239,435	$ 270,058	$ 276,716	$ 128	$ 128	$ 132	$ 278,652	$ 275,150	$ 277,676	$ (7,035)	$ (3,775)		$ (72,961)	$ (38,138)	$ (28,164)	$ 32,948	$ 30,734	$ 18,353	$ 241,876	$ 272,148	$ 275,668	$ 128	$ 128	$ 132	$ 278,652	$ 275,150	$ 277,676	$ (7,035)	$ (3,775)		$ (62,817)	$ (30,089)	$ (20,493)	$ 32,948	$ 30,734	$ 18,353	$ (30,514)	$ 2,785	$ 3,492
Ending Balance, shares				122,112,485	125,247,597	131,905,011																122,112,485	125,247,597	131,905,011

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY (Schedule of Parent Company Statements of Cash Flows) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (32,241)	$ (12,680)	$ (7,583)
Share-based compensation	3,502	4,614	7,971
CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets	(3,147)	(3,705)	4,540
Accounts payable	8,269	18,734	5,534
Amount due from subsidiaries	(1,148)	169	(302)
Net cash provided by operating activities	20,230	17,932	10,626
CASH FLOWS FROM INVESTING ACTIVITIES:
Advance payment / payment for contingent consideration in connection with a business combination		(2,966)	(2,415)
Net cash used in investing activities	(57,006)	(5,192)	(30,368)
CASH FLOWS FROM FINANCING ACTIVITIES:
Share repurchase		(7,373)
Treasury stock	(3,421)	(3,775)
Proceed from exercises of stock options	161	229	1,163
Net cash (used in) provided by financing activities	(3,260)	(10,919)	72
Net decrease in cash	(39,100)	6,229	(19,670)
Cash, at beginning of year	112,734	106,505	123,754
Cash, at end of year	73,634	112,734	106,505
AirMedia Group Inc. [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(32,728)	(9,596)	(4,917)
Investment (loss)/income in subsidiaries	28,587	4,795	(3,354)
Share-based compensation	3,502	4,614	7,971
CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets	(597)	16	27
Accounts payable	(40)	36	4
Other current liabilities	(421)	(697)	767
Amount due to subsidiaries	265	25	53
Amount due from subsidiaries	2,497	482	(541)
Net cash provided by operating activities	1,065	(325)	10
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for acquisition of subsidiaries			(12,178)
Advance payment / payment for contingent consideration in connection with a business combination		(2,966)	(2,415)
Net cash used in investing activities		(2,966)	(14,593)
CASH FLOWS FROM FINANCING ACTIVITIES:
Share repurchase		(7,373)
Treasury stock	(3,421)	(3,775)
Proceed from exercises of stock options	161	229	1,163
Net cash (used in) provided by financing activities	(3,260)	(10,919)	1,163
Net decrease in cash	(2,195)	(14,210)	(13,420)
Cash, at beginning of year	2,391	16,601	30,021
Cash, at end of year	$ 196	$ 2,391	$ 16,601